UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

WCM Focused
International Growth Fund
Investor Class/WCMRX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$133	1.29%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Growth Fund’s Investor Class returned 6.71%, outperforming the MSCI ACWI ex US Index by ~+118 basis points. The MSCI ACWI ex US Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Consumer Staples, and Energy, and overweight exposure to Information Technology. Conversely, the Fund’s underweight to Financials and overweight to Consumer Discretionary and Health Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Industrials, Consumer Discretionary, and Materials were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, and Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Investor Class/WCMRX)	6.71%	6.34%	8.94%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMRX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,245,482,592
Total number of portfolio holdings	37
Total advisory fees paid (net)	$159,839,147
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Novo Nordisk A/S - Class B	4.3%
Sea Ltd. - ADR	4.0%
Safran S.A.	3.9%
SAP S.E.	3.9%
Ferrari N.V.	3.8%
Spotify Technology S.A.	3.7%
AstraZeneca PLC	3.3%
Rolls-Royce Holdings PLC	3.1%
3i Group PLC	3.1%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMRX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
International Growth Fund
Institutional Class/WCMIX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$108	1.04%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Growth Fund’s Institutional Class returned 6.95%, outperforming the MSCI ACWI ex US Index by ~+142 basis points. The MSCI ACWI ex US Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Consumer Staples, and Energy, and overweight exposure to Information Technology. Conversely, the Fund’s underweight to Financials and overweight to Consumer Discretionary and Health Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Industrials, Consumer Discretionary, and Materials were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, and Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused International Growth Fund (Institutional Class/WCMIX)	6.95%	6.62%	9.21%
MSCI ACWI ex USA Index	5.53%	4.10%	4.80%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMIX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$17,245,482,592
Total number of portfolio holdings	37
Total advisory fees paid (net)	$159,839,147
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	5.3%
Novo Nordisk A/S - Class B	4.3%
Sea Ltd. - ADR	4.0%
Safran S.A.	3.9%
SAP S.E.	3.9%
Ferrari N.V.	3.8%
Spotify Technology S.A.	3.7%
AstraZeneca PLC	3.3%
Rolls-Royce Holdings PLC	3.1%
3i Group PLC	3.1%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMIX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
Emerging Markets Fund
Investor Class/WFEMX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$158	1.51%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Emerging Markets Fund’s Investor Class returned 9.81%, outperforming the MSCI Emerging Markets Index by ~+231 basis points. The MSCI Emerging Markets Index returned 7.50% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Energy, and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractors from the Fund’s relative performance were its overweight to Industrials and underweight to Health Care and Communication Services. Information Technology, Communication Services, and Consumer Discretionary were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Communication Services, Industrials, and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Real Estate, Consumer Staples, Financials, and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	9.81%	1.10%	5.04%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WFEMX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$910,470,122
Total number of portfolio holdings	45
Total advisory fees paid (net)	$9,505,760
Portfolio turnover rate as of the end of the reporting period	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Tencent Holdings Ltd.	5.3%
Sea Ltd. - ADR	4.7%
Celestica, Inc.	4.5%
ICICI Bank Ltd.	3.3%
Meituan - Class B	3.0%
NU Holdings Ltd. - Class A	3.0%
DiDi Global, Inc. - ADR	3.0%
PB Fintech, Ltd.	2.5%
Grab Holdings Ltd. - Class A	2.5%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WFEMX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
Emerging Markets Fund
Institutional Class/WCMEX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$132	1.26%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Emerging Markets Fund’s Institutional Class returned 10.07%, outperforming the MSCI Emerging Markets Index by ~+257 basis points. The MSCI Emerging Markets Index returned 7.50% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Energy, and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractors from the Fund’s relative performance were its overweight to Industrials and underweight to Health Care and Communication Services. Information Technology, Communication Services, and Consumer Discretionary were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Communication Services, Industrials, and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Real Estate, Consumer Staples, Financials, and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	10.07%	1.36%	5.20%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMEX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$910,470,122
Total number of portfolio holdings	45
Total advisory fees paid (net)	$9,505,760
Portfolio turnover rate as of the end of the reporting period	67%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	13.1%
Tencent Holdings Ltd.	5.3%
Sea Ltd. - ADR	4.7%
Celestica, Inc.	4.5%
ICICI Bank Ltd.	3.3%
Meituan - Class B	3.0%
NU Holdings Ltd. - Class A	3.0%
DiDi Global, Inc. - ADR	3.0%
PB Fintech, Ltd.	2.5%
Grab Holdings Ltd. - Class A	2.5%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMEX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM International
Small Cap Growth Fund
Institutional Class/WCMSX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$129	1.26%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM International Small Cap Growth Fund’s Institutional Class returned 4.32%, outperforming the MSCI ACWI ex USA Small Cap Index by ~+96 basis points. The MSCI ACWI ex USA Small Cap Index returned 3.36% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Real Estate and overweight exposure to Financials. Conversely, the primary detractor from the Fund’s relative performance was its overweight exposure to Information Technology. Financials, Industrials, and Utilities were the index’s three best performing sectors over the trailing 12 months while Real Estate, Materials, and Information Technology were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Consumer Discretionary, Information Technology, and Energy contributed to relative performance. Conversely, selection in Industrials, Financials, Real Estate, and Materials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	4.32%	5.98%	10.73%
MSCI ACWI ex USA Small Cap Index	3.36%	4.30%	5.96%
MSCI ACWI ex USA Index	5.53%	4.10%	5.76%
[1]	Institutional Class shares commenced operations on November 30, 2015.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMSX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$291,544,352
Total number of portfolio holdings	72
Total advisory fees paid (net)	$2,777,591
Portfolio turnover rate as of the end of the reporting period	107%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Scout24 S.E.	3.3%
Baltic Classifieds Group PLC	2.6%
Celestica, Inc.	2.4%
AtkinsRealis Group, Inc.	2.2%
SOITEC	2.0%
Docebo, Inc.	2.0%
Apotea Sverige A.B.	2.0%
Cranswick PLC	2.0%
Trustpilot Group PLC	2.0%
Definity Financial Corp.	1.9%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMSX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Small Cap Growth Fund
Investor Class/WCMNX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$126	1.24%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Small Cap Growth Fund’s Investor Class returned 4.02%, underperforming the Russell 2000 Growth Index by ~-1,113 basis points. The Russell 2000 Growth Index returned 15.15% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Health Care, Energy, and Utilities and overweight exposure to Industrials. Conversely, the Fund’s relatively neutral exposure to Information Technology detracted. Consumer Staples, Information Technology, and Industrials were the index’s three best performing sectors over the trailing 12 months while Utilities, Energy, and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples, Financials, and Energy were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, Industrials, and Consumer Discretionary were the primary detractors from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Investor Class/WCMNX)	4.02%	6.05%	6.75%
Russell 2000 Growth Index	15.15%	6.86%	8.16%
Russell 3000 Index	23.81%	13.86%	14.75%
[1]	Investor Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMNX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,123,969
Total number of portfolio holdings	69
Total advisory fees paid (net)	$80,006
Portfolio turnover rate as of the end of the reporting period	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
BILL Holdings, Inc.	2.4%
Planet Fitness, Inc. - Class A	2.0%
Performance Food Group Co.	2.0%
Rambus, Inc.	2.0%
Stride, Inc.	2.0%
Casella Waste Systems, Inc. - Class A	2.0%
Primerica, Inc.	2.0%
Five9, Inc.	2.0%
Western Alliance Bancorp	2.0%
Mercury Systems, Inc.	2.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMNX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Small Cap Growth Fund
Institutional Class/WCMLX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$101	0.99%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Small Cap Growth Fund’s Institutional Class returned 4.30%, underperforming the Russell 2000 Growth Index by ~-1,085 basis points. The Russell 2000 Growth Index returned 15.15% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials, Health Care, Energy, and Utilities and overweight exposure to Industrials. Conversely, the Fund’s relatively neutral exposure to Information Technology detracted. Consumer Staples, Information Technology, and Industrials were the index’s three best performing sectors over the trailing 12 months while Utilities, Energy, and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples, Financials, and Energy were the primary contributors to relative performance. Conversely, selection in Health Care, Information Technology, Industrials, and Consumer Discretionary were the primary detractors from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	4.30%	6.32%	7.02%
Russell 2000 Growth Index	15.15%	6.86%	8.16%
Russell 3000 Index	23.81%	13.86%	14.75%
[1]	Institutional Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMLX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,123,969
Total number of portfolio holdings	69
Total advisory fees paid (net)	$80,006
Portfolio turnover rate as of the end of the reporting period	83%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
BILL Holdings, Inc.	2.4%
Planet Fitness, Inc. - Class A	2.0%
Performance Food Group Co.	2.0%
Rambus, Inc.	2.0%
Stride, Inc.	2.0%
Casella Waste Systems, Inc. - Class A	2.0%
Primerica, Inc.	2.0%
Five9, Inc.	2.0%
Western Alliance Bancorp	2.0%
Mercury Systems, Inc.	2.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMLX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM SMID Quality Value Fund
Investor Class/WCMJX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Investor Class/WCMJX)	$122	1.15%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM SMID Quality Value Fund’s Investor Class returned 12.59%, outperforming the Russell 2500 Value Index by ~+161 basis points. The Russell 2500 Value Index returned 10.98% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation detracted to the Fund’s relative performance while selection contributed.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Energy and its underweight to Real Estate. Overweighting in Information Technology and Industrials also contributed. Conversely, the primary detractor from the Fund’s relative performance was its underweight to Financials and Utilities as well as its overweight to Health Care. Utilities, Financials and Consumer Staples were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Communication Services were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Health Care, Industrials and Real Estate contributed to relative performance. Conversely, selection in Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Investor Class/WCMJX)	12.59%	7.21%	8.02%
Russell 2500 Value Index	10.98%	8.44%	9.14%
Russell 3000 Index	23.81%	13.86%	14.75%
[1]	Investor Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMJX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,348,326
Total number of portfolio holdings	38
Total advisory fees paid (net)	$224,283
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.6%
Brown & Brown, Inc.	4.6%
EMCOR Group, Inc.	4.0%
Jones Lang LaSalle, Inc.	4.0%
Addus HomeCare Corp.	3.9%
Element Solutions, Inc.	3.6%
ICU Medical, Inc.	3.5%
Wyndham Hotels & Resorts, Inc.	3.4%
Verra Mobility Corp.	3.4%
API Group Corp.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMJX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMJX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM SMID Quality Value Fund
Institutional Class/WCMFX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM SMID Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	$96	0.90%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM SMID Quality Value Fund’s Institutional Class returned 12.84%, outperforming the Russell 2500 Value Index by ~+186 basis points. The Russell 2500 Value Index returned 10.98% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation detracted to the Fund’s relative performance while selection contributed.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Energy and its underweight to Real Estate. Overweighting in Tech and Industrials also contributed. Conversely, the primary detractor from the Fund’s relative performance was its underweight to Financials and Utilities as well as its overweight to Health Care. Utilities, Financials and Consumer Staples were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Communication Services were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Information Technology, Health Care, Industrials and Real Estate contributed to relative performance. Conversely, selection in Consumer Staples detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
WCM SMID Quality Value Fund (Institutional Class/WCMFX)	12.84%	7.49%	8.31%
Russell 2500 Value Index	10.98%	8.44%	9.14%
Russell 3000 Index	23.81%	13.86%	14.75%
[1]	Institutional Class shares commenced operations on October 30, 2019.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMFX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$66,348,326
Total number of portfolio holdings	38
Total advisory fees paid (net)	$224,283
Portfolio turnover rate as of the end of the reporting period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
GoDaddy, Inc. - Class A	5.6%
Brown & Brown, Inc.	4.6%
EMCOR Group, Inc.	4.0%
Jones Lang LaSalle, Inc.	4.0%
Addus HomeCare Corp.	3.9%
Element Solutions, Inc.	3.6%
ICU Medical, Inc.	3.5%
Wyndham Hotels & Resorts, Inc.	3.4%
Verra Mobility Corp.	3.4%
API Group Corp.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMFX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMFX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM China Quality Growth Fund
Investor Class/WCQGX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$161	1.63%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM China Quality Growth Fund’s Investor Class returned -3.05%, underperforming the MSCI China All Shares Index by ~-1,943 basis points. The MSCI China All Shares Index returned 16.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance. Selection was the main driver of underperformance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight to Consumer Staples, followed by its overweight exposure to Consumer Discretionary and Industrials. Additionally, the fund’s underweight to Materials helped. Conversely, the primary detractors from the Fund’s relative performance were its underweights to Financials and Health Care, followed by its overweight positions in Tech and Communication Services. The fund’s avoidance of Utilities also hurt performance. Financials, Communication Services and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Staples and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples and Communication Services were the only contributors to relative performance. Conversely, selection in Industrials, Materials, Financials, Health Care, Information Technology, Consumer Discretionary and Real Estate detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM China Quality Growth Fund (Investor Class/WCQGX)	-3.05%	-0.29%
MSCI China All Shares Index	16.38%	0.29%
[1]	Investor Class shares commenced operations on March 31, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCQGX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,872,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.9%
DiDi Global, Inc. - ADR	6.1%
Xiaomi Corp. - Class B	5.9%
Prosus N.V. - ADR	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	5.3%
FIT Hon Teng Ltd.	4.7%
Meituan - Class B	4.4%
Trip.com Group Ltd. - ADR	3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	3.5%
Kweichow Moutai Co., Ltd. - Class A	3.3%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCQGX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund
Institutional Class/WCMCX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$136	1.38%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM China Quality Growth Fund’s Institutional Class returned -2.73%, underperforming the MSCI China All Shares Index by ~-1,911 basis points. The MSCI China All Shares Index returned 16.38% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance. Selection was the main driver of underperformance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight to Consumer Staples, followed by its overweight exposure in Consumer Discretionary and Industrials. Additionally, the fund’s underweight to Materials helped. Conversely, the primary detractors from the Fund’s relative performance were its underweights to Financials and Health Care, followed by its overweight positions in Information Technology and Communication Services. The fund’s avoidance of Utilities also hurt performance. Financials, Communication Services and Information Technology were the index’s three best performing sectors over the trailing 12 months while Health Care, Consumer Staples and Real Estate were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Consumer Staples and Communication Services were the only contributors to relative performance. Conversely, selection in Industrials, Materials, Financials, Health Care, Information Technology, Consumer Discretionary and Real Estate detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM China Quality Growth Fund (Institutional Class/WCMCX)	-2.73%	-0.03%
MSCI China All Shares Index	16.38%	0.29%
[1]	Institutional Class shares commenced operations on March 31, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMCX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,872,173
Total number of portfolio holdings	29
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Tencent Holdings Ltd.	11.9%
DiDi Global, Inc. - ADR	6.1%
Xiaomi Corp. - Class B	5.9%
Prosus N.V. - ADR	5.9%
Contemporary Amperex Technology Co., Ltd. - Class A	5.3%
FIT Hon Teng Ltd.	4.7%
Meituan - Class B	4.4%
Trip.com Group Ltd. - ADR	3.9%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	3.5%
Kweichow Moutai Co., Ltd. - Class A	3.3%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMCX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
International Equity Fund
Investor Class/WLIVX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$141	1.33%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Equity Fund’s Investor Class returned 12.14%, outperforming the MSCI ACWI ex USA Index by ~+661 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology and Financials. Conversely, the Fund’s underweight exposure to Heath Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials and Information Technology contributed to relative performance. Conversely, selection in Financials, Communication Services, Energy, Consumer Staples, Materials, and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Equity Fund (Investor Class/WLIVX)	12.14%	9.54%
MSCI ACWI ex USA Index	5.53%	7.38%
[1]	Investor Class shares commenced operations on June 29, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WLIVX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,431,305
Total number of portfolio holdings	50
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.5%
Celestica, Inc.	3.3%
UBS Group A.G.	3.2%
Brookfield Corp.	3.1%
Deutsche Telekom A.G.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
WuXi AppTec Co., Ltd. - Class H	2.8%
Haleon PLC - ADR	2.8%
Canadian Natural Resources Ltd.	2.6%
Sector Allocation
Country Allocation
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses from 1.50% to 1.10% of the average daily net assets of the Fund’s Investor Class Shares.
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective October 21, 2024, the Fund changed its name from WCM Focused International Value Fund to WCM Focused International Equity Fund. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WLIVX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
International Equity Fund
Institutional Class/WCMVX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$115	1.08%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Equity Fund’s Institutional Class returned 12.43%, outperforming the MSCI ACWI ex USA Index by ~+690 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months both allocation and selection contributed to the Fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology and Financials. Conversely, the Fund’s underweight exposure to Heath Care detracted. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials and Information Technology contributed to relative performance. Conversely, selection in Financials, Communication Services, Energy, Consumer Staples, Materials, and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Equity Fund (Institutional Class/WCMVX)	12.43%	9.82%
MSCI ACWI ex USA Index	5.53%	7.38%
[1]	Institutional Class shares commenced operations on June 29, 2020.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMVX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,431,305
Total number of portfolio holdings	50
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Rolls-Royce Holdings PLC	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	5.5%
Celestica, Inc.	3.3%
UBS Group A.G.	3.2%
Brookfield Corp.	3.1%
Deutsche Telekom A.G.	3.1%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
WuXi AppTec Co., Ltd. - Class H	2.8%
Haleon PLC - ADR	2.8%
Canadian Natural Resources Ltd.	2.6%
Sector Allocation
Country Allocation
Material Fund Changes
Effective July 1, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to reduce the limit on the total annual fund operating expenses from 1.25% to 0.85% of the average daily net assets of the Fund’s Institutional Class Shares.
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective October 21, 2024, the Fund changed its name from WCM Focused International Value Fund to WCM Focused International Equity Fund. Additionally, in connection with the Fund’s name change, the Fund has adopted an investment policy to invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMVX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
International Opportunities Fund
Investor Class/WCFOX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$153	1.50%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Opportunities Fund’s Investor Class returned 4.34%, underperforming the MSCI ACWI ex USA Index by ~-119 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractor from the Fund’s relative performance was its underweight exposure to Financials. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Energy, and Information Technology were the primary contributors to relative performance. Conversely, selection in Industrials, Consumer Staples, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	4.34%	0.01%
MSCI ACWI ex USA Index	5.53%	1.69%
[1]	Investor Class shares commenced operations on March 30, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCFOX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,504,044
Total number of portfolio holdings	55
Total advisory fees paid (net)	$150,281
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.4%
Viking Holdings Ltd.	3.2%
Wix.com Ltd.	3.1%
Celestica, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Safran S.A.	2.7%
Sea Ltd. - ADR	2.7%
Monday.com Ltd.	2.6%
UCB S.A.	2.4%
Spotify Technology S.A.	2.3%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCFOX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
International Opportunities Fund
Institutional Class/WCMOX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$128	1.25%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Focused International Opportunities Fund’s Institutional Class returned 4.74%, underperforming the MSCI ACWI ex USA Index by ~-79 basis points. The MSCI ACWI ex USA Index returned 5.53% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months allocation contributed to the Fund’s relative performance while selection detracted.
From an allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposure to Materials and Consumer Staples and overweight exposure to Information Technology. Conversely, the primary detractor from the Fund’s relative performance was its underweight exposure to Financials. Financials, Communication Services, and Information Technology were the index’s three best performing sectors over the trailing 12 months while Materials, Consumer Staples, and Energy were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Energy, and Information Technology were the primary contributors to relative performance. Conversely, selection in Industrials, Consumer Staples, Health Care, and Consumer Discretionary detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	4.74%	0.28%
MSCI ACWI ex USA Index	5.53%	1.69%
[1]	Institutional Class shares commenced operations on March 30, 2021.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMOX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$34,504,044
Total number of portfolio holdings	55
Total advisory fees paid (net)	$150,281
Portfolio turnover rate as of the end of the reporting period	115%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
3i Group PLC	3.4%
Viking Holdings Ltd.	3.2%
Wix.com Ltd.	3.1%
Celestica, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.8%
Safran S.A.	2.7%
Sea Ltd. - ADR	2.7%
Monday.com Ltd.	2.6%
UCB S.A.	2.4%
Spotify Technology S.A.	2.3%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMOX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Mid Cap Quality Value Fund
Investor Class/WMIDX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	$129	1.23%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Mid Cap Quality Value Fund’s Investor Class returned 9.16%, underperforming the Russell Midcap Value Index by ~-391 basis points. The Russell Midcap Value Index returned 13.07% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Consumer Staples, followed by its overweight to Industrials. Additionally, the fund’s underweight to Real Estate as well as its avoidance of Communication Services also helped. Conversely, the primary detractor from the Fund’s relative performance was underweight exposure to Financials. The fund’s avoidance of Utilities and Energy, as well as its overweight to Health Care also detracted. Financials, Utilities and Energy were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate, Tech, Materials and Financials contributed to relative performance. Conversely, selection in Industrials, Consumer Discretionary and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)	9.16%	11.50%
Russell Midcap Value Index	13.07%	9.45%
Russell 3000 Index	23.81%	17.52%
[1]	Investor Class shares commenced operations on July 28, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WMIDX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,654,232
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective November 29, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to lower its management fee for the Fund from 0.85% to 0.65% of the Fund’s average daily net assets, and reduce the limit on the total annual fund operating expenses from 1.25% to 1.05% of the average daily net assets of the Fund’s Investor Class Shares.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WMIDX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WMIDX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Mid Cap Quality Value Fund
Institutional Class/WCMAX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	$103	0.98%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Mid Cap Quality Value Fund’s Institutional Class returned 9.40%, underperforming the Russell Midcap Value Index by ~-367 basis points. The Russell Midcap Value Index returned 13.07% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Consumer Staples, followed by its overweight to Industrials. Additionally, the fund’s underweight to Real Estate as well as its avoidance of Communication Services also helped. Conversely, the primary detractor from the Fund’s relative performance was underweight exposure to Financials. The fund’s avoidance of Utilities and Energy, as well as its overweight to Health Care also detracted. Financials, Utilities and Energy were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate, Information Technology, Materials and Financials contributed to relative performance. Conversely, selection in Industrials, Consumer Discretionary and Health Care detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)	9.40%	11.79%
Russell Midcap Value Index	13.07%	9.45%
Russell 3000 Index	23.81%	17.52%
[1]	Institutional Class shares commenced operations on July 28, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMAX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,654,232
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
Effective November 29, 2024, WCM Investment Management, LLC (the “Advisor”) has contractually agreed to lower its management fee for the Fund from 0.85% to 0.65% of the Fund’s average daily net assets, and reduce the limit on the total annual fund operating expenses from 1.00% to 0.80% of the average daily net assets of the Fund’s Institutional Class Shares.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMAX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMAX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Mid Cap Quality Value Fund
Class Y/WMVYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Mid Cap Quality Value Fund (“Fund”) for the period of November 29, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)[1]	$6	0.65%[2]
[1]	Class Y commenced operations on November 29, 2024. If Class Y had been operational for the entire fiscal year of January 1, 2024 to December 31, 2024, expenses would have been higher.
[2]	Annualized.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
For the 2024 fiscal year, the WCM Mid Cap Quality Value Fund’s Y Class returned 9.75%1, underperforming the Russell Midcap Value Index by ~-332 basis points. The Russell Midcap Value Index returned 13.07% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s avoidance of Consumer Staples, followed by its overweight to Industrials. Additionally, the fund’s underweight to Real Estate as well as its avoidance of Communication Services also helped. Conversely, the primary detractor from the Fund’s relative performance was underweight exposure to Financials. The fund’s avoidance of Utilities and Energy, as well as its overweight to Health Care also detracted. Financials, Utilities and Energy were the index’s three best performing sectors over the trailing 12 months while Health Care, Materials and Consumer Staples were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Real Estate, Information Technology, Materials and Financials contributed to relative performance. Conversely, selection in Industrials, Consumer Discretionary and Health Care detracted from the Fund’s relative performance.
1 The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Mid Cap Quality Value Fund (Class Y/WMVYX)[2]	9.75%	12.16%
Russell Midcap Value Index	13.07%	9.45%
Russell 3000 Index	23.81%	17.52%
[1]	Class Y shares commenced operations on November 29, 2024.
[2]
The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WMVYX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,654,232
Total number of portfolio holdings	35
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Brown & Brown, Inc.	5.8%
GoDaddy, Inc. - Class A	5.5%
Jones Lang LaSalle, Inc.	3.9%
Element Solutions, Inc.	3.7%
Molina Healthcare, Inc.	3.4%
Wyndham Hotels & Resorts, Inc.	3.4%
MKS Instruments, Inc.	3.4%
Masco Corp.	3.3%
Zebra Technologies Corp. - Class A	3.3%
Entegris, Inc.	3.2%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. serves as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WMVYX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WMVYX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
Emerging Markets ex China Fund
Investor Class/WCFEX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$161	1.50%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the Focused Emerging Markets ex China Fund’s Investor Class returned 14.91%, outperforming the MSCI Emerging Markets ex China Index by ~+1,135 basis points. The MSCI Emerging Markets ex China Index returned 3.56% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection contributed to the fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposures to Materials, Energy and Communication Services. The fund’s overweight exposure to Consumer Discretionary also helped. Conversely, the Fund’s overweight to Industrials and underweight to Information Technology detracted. Information Technology, Financials and Industrials were the index’s three best performing sectors over the trailing 12 months while Real Estate, Utilities and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Information Technology, Financials, Industrials and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Consumer Staples, Real Estate and Materials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	14.91%	21.00%
MSCI Emerging Markets ex China Index	3.56%	11.34%
[1]	Investor Class shares commenced operations on December 29, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCFEX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,483,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Celestica, Inc.	5.2%
Sea Ltd. - ADR	4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.2%
Eureka Forbes Ltd.	2.5%
PB Fintech, Ltd.	2.5%
NU Holdings Ltd. - Class A	2.5%
ICICI Bank Ltd.	2.4%
SK Hynix, Inc.	2.4%
Coupang, Inc.	2.2%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCFEX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Focused
Emerging Markets ex China Fund
Institutional Class/WCMWX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$135	1.25%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the Focused Emerging Markets ex China Fund’s Institutional Class returned 15.21%, outperforming the MSCI Emerging Markets ex China Index by ~+1,165 basis points. The MSCI Emerging Markets ex China Index returned 3.56% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection contributed to the fund’s relative performance.
From a sector allocation perspective, the primary contributors to relative performance were the Fund’s underweight exposures to Materials, Energy and Communication Services. The fund’s overweight exposure to Consumer Discretionary also helped. Conversely, the Fund’s overweight to Industrials and underweight to Information Technology detracted. Information Technology, Financials and Industrials were the index’s three best performing sectors over the trailing 12 months while Real Estate, Utilities and Health Care were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Communication Services, Information Technology, Financials, Industrials and Consumer Discretionary were the primary contributors to relative performance. Conversely, selection in Consumer Staples, Real Estate and Materials detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	15.21%	21.29%
MSCI Emerging Markets ex China Index	3.56%	11.34%
[1]	Institutional Class shares commenced operations on December 29, 2022.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMWX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$14,483,724
Total number of portfolio holdings	41
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.8%
Celestica, Inc.	5.2%
Sea Ltd. - ADR	4.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.2%
Eureka Forbes Ltd.	2.5%
PB Fintech, Ltd.	2.5%
NU Holdings Ltd. - Class A	2.5%
ICICI Bank Ltd.	2.4%
SK Hynix, Inc.	2.4%
Coupang, Inc.	2.2%
Sector Allocation
Country Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMWX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Quality
Dividend Growth Fund
Investor Class/WQDGX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WQDGX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Investor Class/WQDGX)	$127	1.24%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Quality Dividend Growth Fund’s Investor Class returned 4.89%, underperforming the S&P 500 Index by ~-2,013 basis points. The S&P 500 Index returned 25.02% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight positions in Information Technology and Energy, followed by the fund’s underweights in Real Estate and Materials. Conversely, the Fund’s overweight to Industrials and Health Care as well as its underweight Consumer Staples and Utilities detracted. Energy, Tech and Communication Services were the index’s three best performing sectors over the trailing 12 months while Industrials, Consumer Discretionary and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Utilities, Financials and Consumer Discretionary contributed to relative performance. Conversely, selection in Energy, Tech, Communication Services and Real Estate detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Quality Dividend Growth Fund (Investor Class/WQDGX)	4.89%	4.09%
S&P 500 Index	25.02%	20.86%
[1]	Investor Class shares commenced operations on July 28, 2023.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WQDGX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,892,716
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Entergy Corp.	3.5%
Amgen, Inc.	3.3%
CME Group, Inc.	3.2%
Microsoft Corp.	3.1%
Unilever PLC - ADR	3.1%
United Parcel Service, Inc. - Class B	3.0%
Verizon Communications, Inc.	3.0%
Texas Instruments, Inc.	3.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WQDGX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WQDGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

WCM Quality
Dividend Growth Fund
Institutional Class/WCMYX
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the WCM Quality Dividend Growth Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMYX. You can also request this information by contacting us at (888) 988-9801.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)	$101	0.99%
Management’s Discussion of Fund Performance
For the 2024 fiscal year, the WCM Quality Dividend Growth Fund’s Institutional Class returned 5.04%, underperforming the S&P 500 Index by ~-1,998 basis points. The S&P 500 Index returned 25.02% over that period.
Fund performance can be attributed to the following:
Sector attribution shows that over the trailing 12 months shows both allocation and selection detracted from the fund’s relative performance.
From an allocation perspective, the primary contributors to relative performance were the Fund’s overweight positions in Information Technology and Energy, followed by the fund’s underweights in Real Estate and Materials. Conversely, the Fund’s overweight to Industrials and Health Care as well as its underweight Consumer Staples and Utilities detracted. Energy, Tech and Communication Services were the index’s three best performing sectors over the trailing 12 months while Industrials, Consumer Discretionary and Materials were the three worst performers in the index.
From a stock selection perspective, the Fund’s picks in Industrials, Utilities, Financials and Consumer Discretionary contributed to relative performance. Conversely, selection in Energy, Tech, Communication Services and Real Estate detracted from the Fund’s relative performance.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
WCM Quality Dividend Growth Fund (Institutional Class/WCMYX)	5.04%	4.24%
S&P 500 Index	25.02%	20.86%
[1]	Institutional Class shares commenced operations on July 28, 2023.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.wcminvest.com/fund/WCMYX for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,892,716
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Cullen/Frost Bankers, Inc.	4.0%
JPMorgan Chase & Co.	3.9%
Entergy Corp.	3.5%
Amgen, Inc.	3.3%
CME Group, Inc.	3.2%
Microsoft Corp.	3.1%
Unilever PLC - ADR	3.1%
United Parcel Service, Inc. - Class B	3.0%
Verizon Communications, Inc.	3.0%
Texas Instruments, Inc.	3.0%
Asset Allocation
Sector Allocation
Material Fund Changes
Effective September 3, 2024, First Trust Portfolios L.P. served as the Fund's distributor.
This is a summary of certain planned changes to the Fund since the beginning of the reporting period.  For more complete information, you may review the Fund’s prospectus at https://www.wcminvest.com/fund/WCMYX or upon request at (888) 988-9801.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMYX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-988-9801.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

		FYE 12/31/2024	FYE 12/31/2023
(a)	Audit Fees	$193,600	$184,700
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$31,900	$30,800
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

		FYE 12/31/2024	FYE 12/31/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund (formerly WCM Focused International Value Fund) Investor Class Shares – WLIVX Institutional Class Shares – WCMVX

WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX

WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Mid Cap Quality Value Fund Investor Class Shares – WMIDX Institutional Class Shares – WCMAX Class Y Shares – WMVYX

WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX

WCM SMID Quality Value Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX	WCM Quality Dividend Growth Fund Investor Class Shares – WQDGX Institutional Class Shares – WCMYX

WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
WCM Focused International Growth Fund	1
WCM Focused Emerging Markets Fund	4
WCM International Small Cap Growth Fund	7
WCM Small Cap Growth Fund	11
WCM SMID Quality Value Fund	14
WCM China Quality Growth Fund	16
WCM Focused International Equity Fund	18
WCM Focused International Opportunities Fund	21
WCM Mid Cap Quality Value Fund	25
WCM Focused Emerging Markets ex China Fund	27
WCM Quality Dividend Growth Fund	30
Statements of Assets and Liabilities	32
Statements of Operations	37
Statements of Changes in Net Assets	41
Financial Highlights	52
Notes to Financial Statements	74
Report of Independent Registered Public Accounting Firm	99
Supplemental Information	101

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 96.3%
	ARGENTINA — 2.0%
201,556	MercadoLibre, Inc.*	$342,733,885

	AUSTRALIA — 2.4%
1,701,975	Atlassian Corp. - Class A*	414,226,676

	BERMUDA — 2.8%
5,198,678	Arch Capital Group Ltd.	480,097,913

	BRAZIL — 1.7%
27,991,833	NU Holdings Ltd. - Class A*	289,995,390

	CANADA — 6.0%
9,161,960	Canadian Natural Resources Ltd.	282,857,589
6,624,067	Canadian Pacific Kansas City Ltd.	479,383,729
1,628,251	Waste Connections, Inc.	279,375,307
		1,041,616,625
	CHINA — 3.0%
26,189,000	Meituan - Class B*	511,526,298

	DENMARK — 4.3%
8,516,361	Novo Nordisk A/S - Class B	734,807,152

	FRANCE — 6.1%
3,058,843	Safran S.A.	672,032,940
1,551,919	Schneider Electric S.E.	387,256,357
		1,059,289,297
	GERMANY — 6.6%
2,705,813	SAP S.E.	665,554,042
8,931,910	Siemens Energy A.G.*	474,026,845
		1,139,580,887
	INDIA — 2.3%
13,533,655	ICICI Bank Ltd. - ADR	404,114,938

	IRELAND — 8.4%
804,564	Aon PLC - Class A	288,967,206
6,646,656	Experian PLC	286,651,601
2,455,843	ICON PLC*	515,014,836
1,739,052	STERIS PLC	357,479,529
		1,448,113,172

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 2.0%
1,497,569	Monday.com Ltd.*	$352,587,645

	ITALY — 3.8%
1,551,095	Ferrari N.V.	661,844,396

	JAPAN — 2.9%
36,160,600	Mitsubishi Heavy Industries Ltd.	504,221,688

	NETHERLANDS — 7.0%
296,254	Adyen N.V.*	440,974,723
597,581	ASM International N.V.	345,896,274
595,070	ASML Holding N.V.	412,431,116
		1,199,302,113
	SINGAPORE — 4.0%
6,436,873	Sea Ltd. - ADR*	682,952,225

	SOUTH KOREA — 2.4%
18,893,650	Coupang, Inc.*	415,282,427

	SWEDEN — 3.7%
1,443,366	Spotify Technology S.A.*	645,733,081

	SWITZERLAND — 2.0%
11,256,787	UBS Group A.G.	344,626,857

	TAIWAN — 5.3%
27,607,000	Taiwan Semiconductor Manufacturing Co., Ltd.	905,230,368

	UNITED KINGDOM — 17.6%
11,795,460	3i Group PLC	526,277,159
4,255,350	AstraZeneca PLC	557,649,021
27,798,147	BAE Systems PLC	399,676,663
10,897,124	Compass Group PLC	363,146,521
1,784,065	Ferguson Enterprises, Inc.	310,446,964
795,543	Linde PLC	333,069,988
75,421,363	Rolls-Royce Holdings PLC*	536,862,631
		3,027,128,947
	TOTAL COMMON STOCKS
	(Cost $12,695,256,689)	16,605,011,980

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 3.7%
$633,081,812	UMB Bank, Money Market Special II, 4.19%[1]	$633,081,812
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $633,081,812)	633,081,812

	TOTAL INVESTMENTS — 100.0%
	(Cost $13,328,338,501)	17,238,093,792
	Other Assets in Excess of Liabilities — 0.0%	7,388,800
	TOTAL NET ASSETS — 100.0%	$17,245,482,592

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 97.6%
	ARGENTINA — 1.7%
71,830	Globant S.A.*	$15,401,789

	BRAZIL — 8.6%
1,437,799	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,596,839
2,295,900	Embraer S.A.*	20,881,954
2,651,231	NU Holdings Ltd. - Class A*	27,466,753
2,267,000	TOTVS S.A.	9,815,997
		78,761,543
	CANADA — 4.5%
446,029	Celestica, Inc.*	41,168,477

	CHINA — 21.3%
586,615	Contemporary Amperex Technology Co., Ltd. - Class A	21,377,336
5,920,126	DiDi Global, Inc. - ADR*	27,054,976
636,145	Kanzhun Ltd. - ADR*	8,778,801
45,400	Kweichow Moutai Co., Ltd. - Class A	9,478,936
1,408,200	Meituan - Class B*	27,505,110
5,141,960	NARI Technology Co., Ltd. - Class A	17,766,119
470,707	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	16,444,082
906,600	Tencent Holdings Ltd.	48,676,040
244,217	Trip.com Group Ltd. - ADR*	16,767,939
		193,849,339
	HONG KONG — 1.3%
894,885	Techtronic Industries Co., Ltd.	11,810,127

	INDIA — 12.7%
3,280,829	Bharat Electronics Ltd.	11,233,878
3,669,535	Crompton Greaves Consumer Electricals Ltd.	16,964,578
1,986,875	ICICI Bank Ltd.	29,743,784
921,851	Kotak Mahindra Bank Ltd.	19,231,385
917,326	PB Fintech, Ltd.*	22,595,690
799,574	Phoenix Mills Ltd.	15,260,436
70,541	SAI Life Sciences Ltd.*,1	618,947
		115,648,698
	INDONESIA — 2.9%
26,167,975	Bank Central Asia Tbk P.T.	15,730,050
31,072,100	Bank Mandiri Persero Tbk P.T.	10,937,490
		26,667,540
	KAZAKSTAN — 0.9%
84,097	Kaspi.KZ JSC - ADR	7,964,827

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO — 3.9%
706,161	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	$12,413,613
1,629,500	Qualitas Controladora S.A.B. de C.V.	13,708,244
173,083	Vista Energy S.A.B. de C.V. - ADR*	9,365,521
		35,487,378
	PERU — 2.4%
117,481	Credicorp Ltd.	21,536,617

	POLAND — 1.4%
776,054	InPost S.A.*	13,271,858

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[2]	—

	SAUDI ARABIA — 1.6%
264,345	Bupa Arabia for Cooperative Insurance Co.	14,563,106

	SINGAPORE — 7.2%
4,760,690	Grab Holdings Ltd. - Class A*	22,470,457
404,643	Sea Ltd. - ADR*	42,932,622
		65,403,079
	SOUTH AFRICA — 3.1%
98,336	Capitec Bank Holdings Ltd.	16,332,657
3,453,988	OUTsurance Group, Ltd.	12,171,403
		28,504,060
	SOUTH KOREA — 6.7%
729,050	Coupang, Inc.*	16,024,519
170,796	HD Hyundai Marine Solution Co., Ltd.	18,599,550
398,212	Shinhan Financial Group Co., Ltd.	12,912,752
117,503	SK Hynix, Inc.	13,464,707
		61,001,528
	TAIWAN — 17.4%
393,000	Jentech Precision Industrial Co., Ltd.	18,280,743
481,667	MediaTek, Inc.	20,789,056
3,630,000	Taiwan Semiconductor Manufacturing Co., Ltd.	119,027,284
		158,097,083
	TOTAL COMMON STOCKS
	(Cost $760,060,102)	889,137,049

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.9%
$26,245,793	UMB Bank, Money Market Special II, 4.19%[3]	$26,245,793
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $26,245,793)	26,245,793

	TOTAL INVESTMENTS — 100.5%
	(Cost $786,305,895)	915,382,842
	Liabilities in Excess of Other Assets — (0.5)%	(4,912,720)
	TOTAL NET ASSETS — 100.0%	$910,470,122

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $618,947, which represents 0.07% of total net assets of the Fund.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 98.1%
	AUSTRALIA — 2.3%
86,896	HUB24, Ltd.	$3,743,477
1,668,885	Zip Co., Ltd.*	3,057,626
		6,801,103
	BAHAMAS — 1.0%
149,860	OneSpaWorld Holdings, Ltd.	2,982,214

	BELGIUM — 1.2%
182,773	Azelis Group N.V.	3,597,148

	BRAZIL — 3.1%
310,517	CI&T, Inc. - Class A*	1,884,838
469,300	Embraer S.A.*	4,268,435
712,316	Inter & Co., Inc. - Class A	3,005,974
		9,159,247
	CANADA — 9.9%
119,666	AtkinsRealis Group, Inc.	6,348,333
75,613	Celestica, Inc.*	6,979,080
135,879	Definity Financial Corp.	5,524,958
131,615	Docebo, Inc.*	5,901,846
215,121	PrairieSky Royalty, Ltd.	4,194,672
		28,948,889
	CHINA — 2.7%
613,242	HUYA, Inc. - ADR	1,882,653
166,327	Kanzhun Ltd. - ADR*	2,295,313
124,400	NetEase Cloud Music, Inc.*	1,829,153
1,345,000	TravelSky Technology, Ltd. - Class H	1,801,022
		7,808,141
	DENMARK — 1.1%
140,647	ALK-Abello A/S*	3,114,374

	FINLAND — 1.6%
163,218	Amer Sports, Inc.*	4,563,575

	FRANCE — 5.0%
258,757	Exosens SAS*	5,207,840
122,880	Planisware S.A.*	3,579,227
65,767	SOITEC*	5,937,014
		14,724,081

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 4.0%
73,462	Delivery Hero S.E.*	$2,063,693
107,952	Scout24 S.E.	9,525,484
		11,589,177
	INDIA — 4.5%
65,139	BSE, Ltd.	4,051,814
1,041,034	Muthoot Microfin, Ltd.*	2,125,142
146,836	PB Fintech, Ltd.*	3,616,883
104,322	Poly Medicure, Ltd.	3,186,731
		12,980,570
	INDONESIA — 1.1%
18,596,200	Bank Syariah Indonesia Tbk P.T.	3,141,533

	ITALY — 2.8%
102,384	Buzzi S.p.A.	3,779,459
335,095	Lottomatica Group Spa	4,470,606
		8,250,065
	JAPAN — 15.8%
72,200	Fujikura, Ltd.	2,947,623
204,700	GENDA, Inc.*	3,302,198
201,100	Integral Corp.	5,482,139
153,960	Japan Elevator Service Holdings Co., Ltd.	2,825,115
280,800	Kyoto Financial Group, Inc.	4,106,990
227,900	Lifedrink Co., Inc.	3,264,244
10,000	Maruwa Co., Ltd./Aichi	3,017,128
116,900	Miura Co., Ltd.	2,907,399
148,500	Money Forward, Inc.*	4,498,961
287,100	Rakus Co., Ltd.	3,342,357
89,000	Sanrio Co., Ltd.	3,102,415
41,500	Shibaura Mechatronics Corp.	2,048,429
527,942	Timee, Inc.*	5,110,307
		45,955,305
	MEXICO — 2.3%
533,811	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR*	3,971,554
328,353	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,826,062
		6,797,616
	NETHERLANDS — 2.8%
231,520	Just Eat Takeaway.com N.V.*	3,164,395
37,365	Redcare Pharmacy N.V.*	5,149,496
		8,313,891

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	NORWAY — 1.8%
168,509	Schibsted A.S.A. - Class A	$5,210,672

	POLAND — 1.9%
322,590	InPost S.A.*	5,516,844

	SAUDI ARABIA — 1.0%
72,535	Co for Cooperative Insurance	2,849,355

	SOUTH AFRICA — 1.0%
833,351	OUTsurance Group, Ltd.	2,936,620

	SWEDEN — 8.0%
763,967	Apotea Sverige A.B.*	5,803,688
217,150	Beijer Ref A.B.	3,204,699
105,616	BoneSupport Holding A.B.*	3,690,208
158,500	Hemnet Group A.B.	4,813,493
850,651	Vimian Group A.B.*	3,068,830
121,237	Yubico A.B.*	2,658,112
		23,239,030
	SWITZERLAND — 1.0%
426,822	Global Blue Group Holding A.G.*	2,957,876

	TAIWAN — 1.7%
105,000	Jentech Precision Industrial Co., Ltd.	4,884,168

	UNITED KINGDOM — 17.2%
580,463	Ashtead Technology Holdings PLC	4,062,078
1,929,807	Baltic Classifieds Group PLC	7,610,030
95,127	Cranswick PLC	5,793,601
2,612,794	Deliveroo PLC*	4,641,406
75,837	Diploma PLC	4,034,893
25,427	Games Workshop Group PLC	4,236,772
731,757	Melrose Industries PLC	5,073,198
504,921	Rightmove PLC	4,056,814
1,481,758	Trustpilot Group PLC*	5,694,789
378,718	Wise PLC - Class A*	5,053,998
		50,257,579
	UNITED STATES — 1.6%
326,315	Life360, Inc.*	4,552,575

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	VIETNAM — 1.7%
843,371	FPT Corp.	$5,046,658
	TOTAL COMMON STOCKS
	(Cost $260,208,833)	286,178,306
	SHORT-TERM INVESTMENTS — 1.0%
2,814,084	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.26%[1]	2,814,084
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,814,084)	2,814,084

	TOTAL INVESTMENTS — 99.1%
	(Cost $263,022,917)	288,992,390
	Other Assets in Excess of Liabilities — 0.9%	2,551,962
	TOTAL NET ASSETS — 100.0%	$291,544,352

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 97.7%
	COMMUNICATIONS — 1.5%
13,954	IAC, Inc.*	$601,975

	CONSUMER DISCRETIONARY — 17.2%
7,695	Beacon Roofing Supply, Inc.*	781,658
5,174	Boot Barn Holdings, Inc.*	785,517
5,092	Churchill Downs, Inc.	679,986
35,756	First Watch Restaurant Group, Inc.*	665,419
5,220	Freshpet, Inc.*	773,134
5,372	Green Brick Partners, Inc.*	303,464
8,337	Planet Fitness, Inc. - Class A*	824,279
1,782	RH*	701,378
7,725	Stride, Inc.*	802,859
3,302	Texas Roadhouse, Inc.	595,780
		6,913,474
	CONSUMER STAPLES — 3.9%
15,049	Chefs' Warehouse, Inc.*	742,217
9,689	Performance Food Group Co.*	819,205
		1,561,422
	FINANCIALS — 8.8%
2,503	Evercore, Inc. - Class A	693,807
3,346	FTAI Aviation, Ltd.	481,958
2,934	Primerica, Inc.	796,346
9,479	Western Alliance Bancorp	791,876
4,326	WEX, Inc.*	758,434
		3,522,421
	HEALTH CARE — 17.5%
8,119	AtriCure, Inc.*	248,117
4,622	Axsome Therapeutics, Inc.*	391,067
3,958	Biohaven, Ltd.*	147,831
10,262	Bridgebio Pharma, Inc.*	281,589
3,827	Glaukos Corp.*	573,820
11,758	Halozyme Therapeutics, Inc.*	562,150
10,011	Ideaya Biosciences, Inc.*	257,283
7,056	Immunovant, Inc.*	174,777
6,384	Insmed, Inc.*	440,751
2,257	Inspire Medical Systems, Inc.*	418,403
5,240	iRhythm Technologies, Inc.*	472,491
4,714	Lantheus Holdings, Inc.*	421,715
2,113	Penumbra, Inc.*	501,795
7,964	RadNet, Inc.*	556,206
2,483	Repligen Corp.*	357,403

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
6,568	Revolution Medicines, Inc.*	$287,284
20,053	Surgery Partners, Inc.*	424,522
5,213	Ultragenyx Pharmaceutical, Inc.*	219,311
3,316	Vaxcyte, Inc.*	271,448
		7,007,963
	INDUSTRIALS — 22.4%
3,181	Applied Industrial Technologies, Inc.	761,754
7,554	Casella Waste Systems, Inc. - Class A*	799,289
3,196	Chart Industries, Inc.*	609,925
13,369	Cognex Corp.	479,412
3,669	Installed Building Products, Inc.	642,992
11,503	Knight-Swift Transportation Holdings, Inc.	610,119
18,830	Mercury Systems, Inc.*	790,860
3,758	Novanta, Inc.*	574,110
2,461	Powell Industries, Inc.	545,481
4,004	Regal Rexnord Corp.	621,140
1,538	Saia, Inc.*	700,913
4,329	SiteOne Landscape Supply, Inc.*	570,432
4,026	Sterling Infrastructure, Inc.*	678,180
14,873	Tetra Tech, Inc.	592,540
		8,977,147
	MATERIALS — 2.8%
16,980	Avient Corp.	693,803
2,609	Simpson Manufacturing Co., Inc.	432,650
		1,126,453
	REAL ESTATE — 1.4%
3,385	EastGroup Properties, Inc. - REIT	543,259

	TECHNOLOGY — 22.2%
13,981	ACI Worldwide, Inc.*	725,754
11,215	BILL Holdings, Inc.*	950,023
2,557	Commvault Systems, Inc.*	385,877
6,129	Credo Technology Group Holding, Ltd.*	411,930
3,275	Fabrinet*	720,107
19,594	Five9, Inc.*	796,300
11,419	Klaviyo, Inc. - Class A*	470,919
10,414	Power Integrations, Inc.	642,544
15,484	Rambus, Inc.*	818,484
9,854	Semtech Corp.*	609,470
20,666	SentinelOne, Inc. - Class A*	458,785
3,926	SPS Commerce, Inc.*	722,345

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
16,220	Varonis Systems, Inc.*	$720,654
10,274	WNS Holdings, Ltd.*	486,885
		8,920,077
	TOTAL COMMON STOCKS
	(Cost $36,478,655)	39,174,191
	SHORT-TERM INVESTMENTS — 2.5%
1,011,146	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.26%[1]	1,011,146
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,011,146)	1,011,146

	TOTAL INVESTMENTS — 100.2%
	(Cost $37,489,801)	40,185,337
	Liabilities in Excess of Other Assets — (0.2)%	(61,368)
	TOTAL NET ASSETS — 100.0%	$40,123,969

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 99.0%
	COMMUNICATIONS — 5.6%
18,870	GoDaddy, Inc. - Class A*	$3,724,372

	CONSUMER DISCRETIONARY — 17.3%
19,550	Beacon Roofing Supply, Inc.*	1,985,889
19,600	CarMax, Inc.*	1,602,496
12,803	Dorman Products, Inc.*	1,658,629
22,175	Masco Corp.	1,609,240
3,102	Pool Corp.	1,057,596
22,222	Wyndham Hotels & Resorts, Inc.	2,239,755
33,351	YETI Holdings, Inc.*	1,284,347
		11,437,952
	CONSUMER STAPLES — 5.0%
74,219	Grocery Outlet Holding Corp.*	1,158,559
9,238	Interparfums, Inc.	1,214,889
5,446	Lancaster Colony Corp.	942,920
		3,316,368
	FINANCIALS — 9.0%
29,565	Brown & Brown, Inc.	3,016,221
8,490	RLI Corp.	1,399,407
800	White Mountains Insurance Group Ltd.	1,556,048
		5,971,676
	HEALTH CARE — 10.2%
20,425	Addus HomeCare Corp.*	2,560,274
14,178	Ensign Group, Inc.	1,883,689
14,929	ICU Medical, Inc.*	2,316,533
		6,760,496
	INDUSTRIALS — 27.6%
60,514	AMN Healthcare Services, Inc.*	1,447,495
58,632	API Group Corp.*	2,108,993
29,244	AZEK Co., Inc.*	1,388,213
5,904	EMCOR Group, Inc.	2,679,826
18,628	Graco, Inc.	1,570,154
97,037	Hayward Holdings, Inc.*	1,483,696
9,253	Landstar System, Inc.	1,590,220
9,561	SiteOne Landscape Supply, Inc.*	1,259,853
25,252	Tetra Tech, Inc.	1,006,040
92,252	Verra Mobility Corp.*	2,230,653
3,298	Watsco, Inc.	1,562,889
		18,328,032

WCM SMID Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS — 5.6%
18,398	Ashland, Inc.	$1,314,721
94,543	Element Solutions, Inc.	2,404,229
		3,718,950
	REAL ESTATE — 4.0%
10,442	Jones Lang LaSalle, Inc.*	2,643,288

	TECHNOLOGY — 14.7%
12,002	Booz Allen Hamilton Holding Corp.	1,544,657
18,266	Entegris, Inc.	1,809,430
8,732	Insight Enterprises, Inc.*	1,328,137
18,750	MKS Instruments, Inc.	1,957,313
7,022	PTC, Inc.*	1,291,135
4,768	Zebra Technologies Corp. - Class A*	1,841,497
		9,772,169
	TOTAL COMMON STOCKS
	(Cost $46,645,764)	65,673,303
	SHORT-TERM INVESTMENTS — 1.1%
714,926	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.26%[1]	714,926
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $714,926)	714,926

	TOTAL INVESTMENTS — 100.1%
	(Cost $47,360,690)	66,388,229
	Liabilities in Excess of Other Assets — (0.1)%	(39,903)
	TOTAL NET ASSETS — 100.0%	$66,348,326

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 99.5%
	CHINA — 80.2%
11,300	Chaozhou Three-Circle Group Co., Ltd. - Class A	$59,617
76,000	China Communications Services Corp. Ltd. - Class H	44,621
11,000	China Merchants Bank Co., Ltd. - Class H	56,652
2,714	Contemporary Amperex Technology Co., Ltd. - Class A	98,903
25,143	DiDi Global, Inc. - ADR*	114,904
4,438	Full Truck Alliance Co., Ltd. - ADR	48,019
5,600	Fuyao Glass Industry Group Co., Ltd. - Class H	40,341
11,700	Hangzhou Oxygen Plant Group Co., Ltd. - Class A	34,943
5,100	Huali Industrial Group Co., Ltd. - Class A	54,953
2,877	Kanzhun Ltd. - ADR*	39,703
300	Kweichow Moutai Co., Ltd. - Class A	62,636
4,200	Meituan - Class B*	82,035
16,000	NARI Technology Co., Ltd. - Class A	55,282
3,900	NetEase Cloud Music, Inc.*	57,345
363	PDD Holdings, Inc. - ADR*	35,207
6,500	Shenzhen Inovance Technology Co., Ltd. - Class A	52,165
1,900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	66,376
4,000	Sieyuan Electric Co., Ltd. - Class A	39,839
4,150	Tencent Holdings Ltd.	222,817
1,068	Trip.com Group Ltd. - ADR*	73,329
18,500	Warom Technology, Inc. Co. - Class A	51,425
25,000	Xiaomi Corp. - Class B*	111,051
		1,502,163
	HONG KONG — 3.3%
5,751	AIA Group Ltd.	41,688
1,528	Techtronic Industries Co., Ltd.	20,166
		61,854
	NETHERLANDS — 5.9%
13,857	Prosus N.V. - ADR	110,025

	SINGAPORE — 2.4%
5,900	BOC Aviation Ltd.	45,845

	TAIWAN — 7.7%
187,000	FIT Hon Teng Ltd.*	87,881
1,282	MediaTek, Inc.	55,332
		143,213
	TOTAL COMMON STOCKS
	(Cost $1,730,771)	1,863,100

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 4.9%
$91,191	UMB Bank, Money Market Special II, 4.19%[1]	$91,191
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $91,191)	91,191

	TOTAL INVESTMENTS — 104.4%
	(Cost $1,821,962)	1,954,291
	Liabilities in Excess of Other Assets — (4.4)%	(82,118)
	TOTAL NET ASSETS — 100.0%	$1,872,173

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 98.4%
	BELGIUM — 2.5%
700	D'ieteren Group	$116,521
1,620	KBC Group N.V.	125,083
		241,604
	BRAZIL — 3.4%
14,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	207,785
11,200	NU Holdings Ltd. - Class A*	116,032
		323,817
	CANADA — 12.4%
5,070	Brookfield Corp.	291,272
7,900	Canadian Natural Resources Ltd.	243,873
3,350	Celestica, Inc.*	309,205
2,000	CGI, Inc.	218,640
780	TFI International, Inc.	105,370
		1,168,360
	CHINA — 7.7%
1,130	Baidu, Inc. - ADR*	95,270
12,000	Kanzhun Ltd. - ADR*	165,600
1,130	NetEase, Inc. - ADR	100,807
1,000	PDD Holdings, Inc. - ADR*	96,990
36,500	WuXi AppTec Co., Ltd. - Class H	265,525
		724,192
	GERMANY — 11.0%
730	adidas A.G.	179,553
9,600	Deutsche Telekom A.G.	287,643
1,250	Merck KGaA	181,902
380	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	191,732
3,700	Siemens Energy A.G.*	196,363
		1,037,193
	INDIA — 1.5%
4,765	ICICI Bank Ltd. - ADR	142,283

	INDONESIA — 1.3%
356,000	Bank Mandiri Persero Tbk P.T.	125,313

	IRELAND — 3.5%
790	ICON PLC*	165,671
450	Trane Technologies PLC	166,207
		331,878

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL — 4.4%
775	Nice Ltd. - ADR*	$131,626
12,900	Teva Pharmaceutical Industries Ltd. - ADR*	284,316
		415,942
	ITALY — 1.3%
2,270	Recordati Industria Chimica e Farmaceutica S.p.A.	119,002

	JAPAN — 12.9%
10,000	FUJIFILM Holdings Corp.	206,896
18,000	Japan Exchange Group, Inc.	199,718
3,000	Recruit Holdings Co., Ltd.	208,524
8,850	Sony Group Corp. - ADR	187,266
6,500	Tokio Marine Holdings, Inc.	233,273
1,200	Tokyo Electron Ltd.	180,383
		1,216,060
	KAZAKSTAN — 1.5%
1,500	Kaspi.KZ JSC - ADR	142,065

	MEXICO — 1.3%
7,234	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	127,167

	NETHERLANDS — 2.3%
5,400	Prosus N.V.*	214,512

	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—

	SPAIN — 1.3%
6,450	Puig Brands S.A. - Class B*	119,159

	SWEDEN — 1.2%
6,120	Sandvik A.B.	109,740

	SWITZERLAND — 6.4%
580	Chubb Ltd.	160,254
32,000	Glencore PLC*	141,572
9,900	UBS Group A.G.	300,168
		601,994
	TAIWAN — 5.5%
2,630	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	519,399

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 15.8%
3,320	3i Group PLC	$148,128
1,910	AstraZeneca PLC - ADR	125,143
27,588	Haleon PLC - ADR	263,190
1,425	London Stock Exchange Group PLC	201,316
4,000	RELX PLC - ADR	181,680
80,000	Rolls-Royce Holdings PLC*	569,454
		1,488,911
	UNITED STATES — 1.2%
2,960	Schlumberger N.V.	113,486
	TOTAL COMMON STOCKS
	(Cost $8,349,372)	9,282,077
	SHORT-TERM INVESTMENTS — 1.7%
161,636	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.26%[2]	161,636
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $161,636)	161,636

	TOTAL INVESTMENTS — 100.1%
	(Cost $8,511,008)	9,443,713
	Liabilities in Excess of Other Assets — (0.1)%	(12,408)
	TOTAL NET ASSETS — 100.0%	$9,431,305

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 98.2%
	AUSTRALIA — 1.5%
2,060	Atlassian Corp. - Class A*	$501,363

	BELGIUM — 3.5%
18,980	Azelis Group N.V.	373,545
4,204	UCB S.A.	836,968
		1,210,513
	BERMUDA — 5.0%
6,920	Arch Capital Group Ltd.	639,062
24,840	Viking Holdings Ltd.*	1,094,450
		1,733,512
	BRAZIL — 1.4%
46,830	NU Holdings Ltd. - Class A*	485,159

	CANADA — 10.1%
13,560	AtkinsRealis Group, Inc.	719,364
11,570	Celestica, Inc.*	1,067,911
160	Constellation Software, Inc.	494,738
36,540	PrairieSky Royalty, Ltd.	712,498
3,730	TFI International, Inc.	504,010
		3,498,521
	CHINA — 5.8%
108,880	DiDi Global, Inc. - ADR*	497,582
13,900	Tencent Holdings Ltd.	746,302
11,040	Trip.com Group Ltd. - ADR*	758,006
		2,001,890
	DENMARK — 2.1%
8,470	Novo Nordisk A/S - Class B	730,807

	FINLAND — 2.1%
25,550	Amer Sports, Inc.*	714,378

	FRANCE — 4.8%
4,320	Safran S.A.	949,111
2,880	Schneider Electric S.E.	718,658
		1,667,769
	GERMANY — 6.3%
2,920	SAP S.E.	718,238
8,410	Scout24 S.E.	742,083

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
13,630	Siemens Energy A.G.*	$723,360
		2,183,681
	INDIA — 4.5%
6,250	BSE, Ltd.	388,766
23,990	ICICI Bank Ltd.	359,134
17,770	PB Fintech, Ltd.*	437,713
110,841	Zomato Ltd.*	359,981
		1,545,594
	IRELAND — 1.8%
2,370	Flutter Entertainment PLC*	614,752

	ISRAEL — 5.7%
3,730	Monday.com Ltd.*	878,191
5,030	Wix.com Ltd.*	1,079,187
		1,957,378
	ITALY — 1.1%
10,260	Buzzi S.p.A.	378,743

	JAPAN — 8.9%
21,600	Asics Corp.	421,368
2,293	Disco Corp.	608,281
55,400	Mitsubishi Heavy Industries Ltd.	772,495
15,900	Money Forward, Inc.*	481,707
7,100	Otsuka Holdings Co., Ltd.	386,239
11,300	Tokio Marine Holdings, Inc.	405,536
		3,075,626
	MEXICO — 1.2%
48,090	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	413,900

	NETHERLANDS — 4.9%
500	Adyen N.V.*	744,251
3,710	BE Semiconductor Industries N.V.	508,424
3,050	Redcare Pharmacy N.V.*	420,339
		1,673,014
	PERU — 1.8%
3,380	Credicorp Ltd.	619,622

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 2.3%
46,047	InPost S.A.*	$787,483

	SINGAPORE — 2.7%
8,890	Sea Ltd. - ADR*	943,229

	SOUTH KOREA — 1.3%
19,990	Coupang, Inc.*	439,380

	SWEDEN — 3.2%
1,790	Spotify Technology S.A.*	800,810
13,530	Yubico A.B.*	296,644
		1,097,454
	TAIWAN — 4.6%
13,000	Jentech Precision Industrial Co., Ltd.	604,706
30,000	Taiwan Semiconductor Manufacturing Co., Ltd.	983,697
		1,588,403
	UNITED KINGDOM — 9.7%
26,410	3i Group PLC	1,178,333
46,520	Auto Trader Group PLC	461,822
56,640	Rightmove PLC	455,077
73,700	Rolls-Royce Holdings PLC*	524,610
55,620	Wise PLC - Class A*	742,250
		3,362,092
	UNITED STATES — 1.9%
5,360	Philip Morris International, Inc.	645,076

	TOTAL COMMON STOCKS
	(Cost $29,842,034)	33,869,339
	WARRANTS — 0.0%

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value

	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 1.3%
455,602	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.26%[2]	455,602
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $455,602)	455,602

	TOTAL INVESTMENTS — 99.5%
	(Cost $30,297,636)	34,324,941
	Other Assets in Excess of Liabilities — 0.5%	179,103
	TOTAL NET ASSETS — 100.0%	$34,504,044

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 95.9%
	COMMUNICATIONS — 5.5%
744	GoDaddy, Inc. - Class A*	$146,843

	CONSUMER DISCRETIONARY — 13.8%
920	CarMax, Inc.*	75,219
1,210	Masco Corp.	87,810
159	Pool Corp.	54,209
895	Wyndham Hotels & Resorts, Inc.	90,207
1,535	YETI Holdings, Inc.*	59,113
		366,558
	FINANCIALS — 10.7%
1,502	Brown & Brown, Inc.	153,234
44	Markel Group, Inc.*	75,954
335	RLI Corp.	55,218
		284,406
	HEALTH CARE — 7.7%
108	Chemed Corp.	57,218
431	Ensign Group, Inc.	57,263
313	Molina Healthcare, Inc.*	91,099
		205,580
	INDUSTRIALS — 18.2%
1,415	API Group Corp.*	50,897
158	EMCOR Group, Inc.	71,716
830	Graco, Inc.	69,961
301	IDEX Corp.	62,996
408	Landstar System, Inc.	70,119
393	SiteOne Landscape Supply, Inc.*	51,786
1,052	Tetra Tech, Inc.	41,912
133	Watsco, Inc.	63,027
		482,414
	MATERIALS — 12.0%
750	Ashland, Inc.	53,595
800	Ball Corp.	44,104
182	Carlisle Cos., Inc.	67,129
3,865	Element Solutions, Inc.	98,287
800	Trex Co., Inc.*	55,224
		318,339
	REAL ESTATE — 7.0%
631	CBRE Group, Inc. - Class A*	82,844

WCM Mid Cap Quality Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
401	Jones Lang LaSalle, Inc.*	$101,509
		184,353
	TECHNOLOGY — 21.0%
643	Booz Allen Hamilton Holding Corp.	82,754
468	CDW Corp.	81,451
857	Entegris, Inc.	84,894
863	MKS Instruments, Inc.	90,089
416	PTC, Inc.*	76,490
118	Teledyne Technologies, Inc.*	54,767
225	Zebra Technologies Corp. - Class A*	86,900
		557,345
	TOTAL COMMON STOCKS
	(Cost $2,400,265)	2,545,838

Principal Amount
	BANK DEPOSIT INVESTMENTS — 6.7%
$178,694	UMB Bank, Money Market Special II, 4.19%[1]	178,694
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $178,694)	178,694

	TOTAL INVESTMENTS — 102.6%
	(Cost $2,578,959)	2,724,532
	Liabilities in Excess of Other Assets — (2.6)%	(70,300)
	TOTAL NET ASSETS — 100.0%	$2,654,232

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 80.3%
	ARGENTINA — 1.7%
1,128	Globant S.A.*	$241,866

	BRAZIL — 8.4%
32,490	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	465,428
30,600	Embraer S.A.*	278,317
152	Localiza Rent a Car S.A.	792
34,215	NU Holdings Ltd. - Class A*	354,467
27,100	TOTVS S.A.	117,342
		1,216,346
	CANADA — 5.2%
8,130	Celestica, Inc.*	750,399

	INDIA — 14.2%
83,870	Bharat Electronics Ltd.	287,179
48,468	Crompton Greaves Consumer Electricals Ltd.	224,072
54,151	Eureka Forbes Ltd.*	366,346
23,300	ICICI Bank Ltd.	348,804
11,817	Kotak Mahindra Bank Ltd.	246,523
14,814	PB Fintech, Ltd.*	364,900
10,848	Phoenix Mills Ltd.	207,042
961	SAI Life Sciences Ltd.*,1	8,432
		2,053,298
	INDONESIA — 2.9%
355,900	Bank Central Asia Tbk P.T.	213,938
599,900	Bank Mandiri Persero Tbk P.T.	211,167
		425,105
	KAZAKSTAN — 0.8%
1,187	Kaspi.KZ JSC - ADR	112,421

	MEXICO — 5.3%
108,000	Becle S.A.B. de C.V.	121,358
18,466	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	158,933
22,400	Qualitas Controladora S.A.B. de C.V.	188,441
23,900	Regional S.A.B. de C.V.	134,178
2,948	Vista Energy S.A.B. de C.V. - ADR*	159,516
		762,426
	PERU — 2.1%
1,650	Credicorp Ltd.	302,478

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 2.1%
18,095	InPost S.A.*	$309,455

	SAUDI ARABIA — 2.8%
4,015	Aldrees Petroleum and Transport Services Co.	128,440
4,996	Bupa Arabia for Cooperative Insurance Co.	275,236
		403,676
	SINGAPORE — 6.8%
65,120	Grab Holdings Ltd. - Class A*	307,366
6,364	Sea Ltd. - ADR*	675,221
		982,587
	SOUTH AFRICA — 3.3%
1,373	Capitec Bank Holdings Ltd.	228,042
71,396	OUTsurance Group, Ltd.	251,590
		479,632
	SOUTH KOREA — 7.4%
14,919	Coupang, Inc.*	327,920
2,100	HD Hyundai Marine Solution Co., Ltd.	228,688
5,511	Shinhan Financial Group Co., Ltd.	178,704
3,016	SK Hynix, Inc.	345,605
		1,080,917
	TAIWAN — 15.1%
6,000	Jentech Precision Industrial Co., Ltd.	279,095
24,000	Kinik Co.	209,733
6,476	MediaTek, Inc.	279,508
43,487	Taiwan Semiconductor Manufacturing Co., Ltd.	1,425,934
		2,194,270
	UNITED KINGDOM — 2.2%
80,872	Baltic Classifieds Group PLC	318,912
	TOTAL COMMON STOCKS
	(Cost $10,302,427)	11,633,788

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 7.6%
$1,098,436	UMB Bank, Money Market Special II, 4.19%[2]	$1,098,436
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $1,098,436)	1,098,436

	TOTAL INVESTMENTS — 87.9%
	(Cost $11,400,863)	12,732,224
	Other Assets in Excess of Liabilities — 12.1%	1,751,500
	TOTAL NET ASSETS — 100.0%	$14,483,724

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,432, which represents 0.06% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS — 94.2%
	COMMUNICATIONS — 5.6%
4,729	Comcast Corp. - Class A	$177,479
5,207	Verizon Communications, Inc.	208,228
		385,707
	CONSUMER DISCRETIONARY — 4.1%
457	Home Depot, Inc.	177,768
1,413	NIKE, Inc. - Class B	106,922
		284,690
	CONSUMER STAPLES — 10.8%
2,411	Coca-Cola Co.	150,109
1,674	Coca-Cola Femsa S.A.B. de C.V. - ADR	130,388
612	PepsiCo, Inc.	93,061
979	Procter & Gamble Co.	164,129
3,700	Unilever PLC - ADR	209,790
		747,477
	ENERGY — 9.8%
1,240	Chevron Corp.	179,602
2,117	Devon Energy Corp.	69,289
1,727	Exxon Mobil Corp.	185,773
1,121	Phillips 66	127,716
2,033	TotalEnergies S.E. - ADR	110,798
		673,178
	FINANCIALS — 16.1%
964	CME Group, Inc.	223,870
2,054	Cullen/Frost Bankers, Inc.	275,749
1,108	JPMorgan Chase & Co.	265,599
789	Reinsurance Group of America, Inc.	168,554
1,552	T. Rowe Price Group, Inc.	175,516
		1,109,288
	HEALTH CARE — 12.2%
872	Amgen, Inc.	227,278
1,208	Johnson & Johnson	174,701
2,022	Medtronic PLC	161,517
5,508	Pfizer, Inc.	146,127
254	UnitedHealth Group, Inc.	128,489
		838,112
	INDUSTRIALS — 11.9%
713	General Dynamics Corp.	187,868
208	Lockheed Martin Corp.	101,076

WCM Quality Dividend Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,646	Robert Half, Inc.	$186,437
602	Union Pacific Corp.	137,280
1,654	United Parcel Service, Inc. - Class B	208,570
		821,231
	MATERIALS — 1.9%
1,752	LyondellBasell Industries N.V. - Class A	130,121

	REAL ESTATE — 2.5%
3,184	Realty Income Corp. - REIT	170,057

	TECHNOLOGY — 13.0%
242	ASML Holding N.V.	167,726
3,131	Cisco Systems, Inc.	185,355
502	Microsoft Corp.	211,593
1,440	Skyworks Solutions, Inc.	127,699
1,104	Texas Instruments, Inc.	207,011
		899,384
	UTILITIES — 6.3%
3,203	Black Hills Corp.	187,440
3,220	Entergy Corp.	244,140
		431,580
	TOTAL COMMON STOCKS
	(Cost $6,286,953)	6,490,825

Principal Amount
	BANK DEPOSIT INVESTMENTS — 6.0%
$416,346	UMB Bank, Money Market Special II, 4.19%[1]	416,346
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $416,346)	416,346

	TOTAL INVESTMENTS — 100.2%
	(Cost $6,703,299)	6,907,171
	Liabilities in Excess of Other Assets — (0.2)%	(14,455)
	TOTAL NET ASSETS — 100.0%	$6,892,716

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2024

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$13,328,338,501	$786,305,895	$263,022,917
Foreign currency, at cost	-	-	909,159
Investments, at value	$17,238,093,792	$915,382,842	$288,992,390
Foreign currency, at value	-	-	909,097
Receivables:
Investment securities sold	-	-	1,873,412
Fund shares sold	14,822,869	365,753	1,017,778
Reclaims receivable	21,313,642	-	397,859
Dividends and interest	14,866,975	496,774	125,813
Prepaid expenses	96,102	22,224	21,238
Total assets	17,289,193,380	916,267,593	293,337,587
Liabilities:
Payables:
Investment securities purchased	-	-	749,991
Fund shares redeemed	24,254,773	2,577,641	231,152
Advisory fees	12,902,660	720,028	224,814
Shareholder servicing fees (Note 6)	2,820,446	142,640	33,225
Distribution fees (Note 7)	152,684	19,401	-
Fund administration fees	1,470,056	95,948	41,181
Fund accounting fees	511,802	50,094	33,768
Transfer agent fees and expenses	314,840	29,956	6,791
Custody fees	867,145	269,432	46,591
Trustees' deferred compensation (Note 3)	343,637	39,123	21,533
Legal fees	23,902	3,768	2,745
Auditing fees	20,500	19,930	20,500
Shareholder reporting fees	11,453	30,385	6,864
Trustees' fees and expenses	10,604	5,818	2,048
Chief Compliance Officer fees	1,940	1,051	1,212
Non-U.S. Taxes	-	1,791,228	368,783
Accrued other expenses	4,346	1,028	2,037
Total liabilities	43,710,788	5,797,471	1,793,235
Commitments and Contingencies (Note 3)
Net Assets	$17,245,482,592	$910,470,122	$291,544,352

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,205,035,717	$1,398,644,382	$407,552,916
Total distributable earnings (accumulated deficit)	4,040,446,875	(488,174,260)	(116,008,564)
Net Assets	$17,245,482,592	$910,470,122	$291,544,352

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$685,789,051	$91,032,758	$-
Shares of beneficial interest issued and outstanding	32,016,075	6,257,200	-
Net asset value, offering and redemption price per share	$21.42	$14.55	$-
Institutional Class:
Net assets applicable to shares outstanding	$16,559,693,541	$819,437,364	$291,544,352
Shares of beneficial interest issued and outstanding	760,875,828	55,562,973	14,033,389
Net asset value, offering and redemption price per share	$21.76	$14.75	$20.771

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2024

	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund	WCM China Quality Growth Fund
Assets:
Investments, at cost	$37,489,801	$47,360,690	$1,821,962
Foreign currency, at cost	-	-	74
Investments, at value	$40,185,337	$66,388,229	$1,954,291
Foreign currency, at value	-	-	74
Receivables:
Investment securities sold	-	-	63,452
Fund shares sold	173	79,910	-
Dividends and interest	18,744	5,852	252
Due from Advisor	-	-	29,079
Prepaid expenses	20,566	15,981	8,569
Total assets	40,224,820	66,489,972	2,055,717
Liabilities:
Payables:
Investment securities purchased	-	-	89,101
Fund shares redeemed	-	15,500	-
Advisory fees	4,510	13,487	-
Shareholder servicing fees (Note 6)	6,031	15,677	1,576
Distribution fees (Note 7)	24	47	32
Fund administration fees	12,539	14,372	10,400
Fund accounting fees	17,682	18,823	17,662
Transfer agent fees and expenses	9,010	10,772	8,338
Custody fees	5,166	7,113	11,560
Trustees' deferred compensation (Note 3)	11,578	12,816	10,085
Legal fees	3,118	2,228	4,887
Auditing fees	20,500	20,500	19,920
Shareholder reporting fees	4,905	5,381	4,813
Trustees' fees and expenses	1,878	2,073	1,868
Chief Compliance Officer fees	849	919	1,297
Accrued other expenses	3,061	1,938	2,005
Total liabilities	100,851	141,646	183,544
Commitments and Contingencies (Note 3)
Net Assets	$40,123,969	$66,348,326	$1,872,173

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$38,251,521	$42,634,034	$7,784,358
Total distributable earnings (accumulated deficit)	1,872,448	23,714,292	(5,912,185)
Net Assets	$40,123,969	$66,348,326	$1,872,173

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$111,167	$220,329	$150,315
Shares of beneficial interest issued and outstanding	8,760	18,703	17,434
Net asset value, offering and redemption price per share	$12.69	$11.78	$8.62
Institutional Class:
Net assets applicable to shares outstanding	$40,012,802	$66,127,997	$1,721,858
Shares of beneficial interest issued and outstanding	3,112,282	5,519,643	198,377
Net asset value, offering and redemption price per share	$12.86	$11.98	$8.68

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2024

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Assets:
Investments, at cost	$8,511,008	$30,297,636	$2,578,959
Foreign currency, at cost	-	-	-
Investments, at value	$9,443,713	$34,324,941	$2,724,532
Foreign currency, at value	-	-	-
Receivables:
Investment securities sold	-	295,119	-
Fund shares sold	-	44,928	-
Reclaims receivable	35,055	29,954	-
Dividends and interest	7,455	33,454	624
Due from Advisor	16,384	-	21,504
Prepaid expenses	11,960	10,217	5,632
Total assets	9,514,567	34,738,613	2,752,292
Liabilities:
Payables:
Investment securities purchased	-	-	31,414
Fund shares redeemed	-	120,024	-
Advisory fees	-	11,112	-
Shareholder servicing fees (Note 6)	1,788	3,669	690
Distribution fees (Note 7)	12	32	3
Fund administration fees	9,499	11,838	7,537
Fund accounting fees	15,341	18,386	11,556
Transfer agent fees and expenses	8,905	8,789	8,683
Custody fees	8,600	5,086	-
Trustees' deferred compensation (Note 3)	9,886	9,685	7,461
Legal fees	3,011	2,506	4,572
Auditing fees	19,920	20,520	20,508
Shareholder reporting fees	2,137	3,733	2,196
Trustees' fees and expenses	1,288	1,352	1,050
Chief Compliance Officer fees	1,635	1,270	292
Non-U.S. Taxes	-	15,104	-
Accrued other expenses	1,240	1,463	2,098
Total liabilities	83,262	234,569	98,060
Commitments and Contingencies (Note 3)
Net Assets	$9,431,305	$34,504,044	$2,654,232

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,910,517	$35,660,509	$2,490,172
Total distributable earnings (accumulated deficit)	(1,479,212)	(1,156,465)	164,060
Net Assets	$9,431,305	$34,504,044	$2,654,232

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$56,771	$146,558	$13,379
Shares of beneficial interest issued and outstanding	3,850	14,952	1,104
Net asset value, offering and redemption price per share	$14.741	$9.80	$12.12
Institutional Class:
Net assets applicable to shares outstanding	$9,374,534	$34,357,486	$1,370,712
Shares of beneficial interest issued and outstanding	634,028	3,485,335	113,007
Net asset value, offering and redemption price per share	$14.79	$9.86	$12.13

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2024

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Class Y*:
Net assets applicable to shares outstanding	$-	$-	$1,270,141
Shares of beneficial interest issued and outstanding	-	-	104,703
Net asset value, offering and redemption price per share	$-	$-	$12.13

*	Mid Cap Quality Value Class Y shares commenced operations on November 29, 2024.
[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of December 31, 2024

	WCM Focused Emerging Markets ex China Fund	WCM Quality Dividend Growth Fund
Assets:
Investments, at cost	$11,400,863	$6,703,299
Foreign currency, at cost	-	-
Investments, at value	$12,732,224	$6,907,171
Foreign currency, at value	-	-
Receivables:
Fund shares sold	1,796,528	-
Reclaims receivable	345	735
Dividends and interest	7,899	11,438
Due from Advisor	10,355	18,663
Prepaid expenses	27,233	17,524
Total assets	14,574,584	6,955,531

Liabilities:
Payables:
Shareholder servicing fees (Note 6)	1,268	2,593
Distribution fees (Note 7)	3	10
Fund administration fees	7,898	9,066
Fund accounting fees	12,168	9,188
Transfer agent fees and expenses	8,729	8,023
Custody fees	10,463	1,371
Trustees' deferred compensation (Note 3)	6,756	3,990
Legal fees	1,067	1,216
Auditing fees	19,185	20,138
Shareholder reporting fees	3,312	2,914
Trustees' fees and expenses	754	1,205
Chief Compliance Officer fees	747	518
Non-U.S. Taxes	15,595	-
Accrued other expenses	2,915	2,583
Total liabilities	90,860	62,815
Commitments and Contingencies (Note 3)
Net Assets	$14,483,724	$6,892,716

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,104,428	$6,680,622
Total distributable earnings (accumulated deficit)	1,379,296	212,094
Net Assets	$14,483,724	$6,892,716

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$14,653	$50,265
Shares of beneficial interest issued and outstanding	1,029	4,959
Net asset value, offering and redemption price per share	$14.24	$10.14
Institutional Class:
Net assets applicable to shares outstanding	$14,469,071	$6,842,451
Shares of beneficial interest issued and outstanding	1,015,406	675,193
Net asset value, offering and redemption price per share	$14.25	$10.13

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $16,477,403, $1,654,764 and $553,353, respectively)	$196,466,803	$11,402,932	$4,286,822
Interest	21,629,300	901,739	265,723
Total investment income	218,096,103	12,304,671	4,552,545

Expenses:
Advisory fees	159,839,147	10,028,018	2,956,297
Shareholder servicing fees (Note 6)	18,755,332	944,858	226,831
Distribution fees (Note 7)	1,902,722	207,731	-
Fund administration fees	9,396,024	595,977	242,091
Fund accounting fees	1,939,526	188,413	117,122
Transfer agent fees and expenses	1,166,955	107,629	29,557
Custody fees	3,157,871	977,075	217,108
Tax reclaim service fees	494,453	-	12,723
Shareholder reporting fees	261,738	84,718	22,239
Trustees' fees and expenses	239,689	26,744	13,244
Miscellaneous	143,531	2,160	4,043
Registration fees	93,716	58,278	6,158
Insurance fees	48,817	7,594	5,421
Legal fees	47,206	10,047	8,182
Auditing fees	20,500	19,930	20,500
Chief Compliance Officer fees	9,109	6,114	4,545
Interest Expense	1,102	92,477	3,582
Offering costs	-	-	-
Tax expense	-	-	-
Total expenses	197,517,438	13,357,763	3,889,643
Advisory fees (waived) recovered	-	(522,258)	(178,706)
Other expenses (absorbed)	-	-	-
Net expenses	197,517,438	12,835,505	3,710,937
Net investment income (loss)	20,578,665	(530,834)	841,608

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,821,207,041	(55,626,596)	14,492,354
Foreign currency transactions	550,272	(372,586)	(58,428)
Deferred non-U.S. taxes	-	(1,384,524)	(28,288)
Net realized gain (loss)	1,821,757,313	(57,383,706)	14,405,638
Net change in unrealized appreciation (depreciation) on:
Investments	(540,174,570)	150,536,811	(2,106,540)
Foreign currency translations	(2,289,799)	(33,438)	(32,222)
Deferred non-U.S. taxes	-	(1,234,189)	(410,319)
Net change in unrealized appreciation (depreciation)	(542,464,369)	149,269,184	(2,549,081)
Net realized and unrealized gain (loss)	1,279,292,944	91,885,478	11,856,557

Net Increase (Decrease) in Net Assets from Operations	$1,299,871,609	$91,354,644	$12,698,165

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2024

	WCM Small Cap Growth Fund	WCM SMID Quality Value Fund	WCM China Quality Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $0 and $3,257, respectively)	$176,620	$426,404	$59,225
Interest	70,206	90,918	3,021
Total investment income	246,826	517,322	62,246

Expenses:
Advisory fees	416,040	639,688	24,717
Shareholder servicing fees (Note 6)	41,148	73,625	2,346
Distribution fees (Note 7)	277	565	304
Fund administration fees	65,762	97,891	60,722
Fund accounting fees	70,199	76,233	61,552
Transfer agent fees and expenses	33,300	42,405	36,063
Custody fees	19,454	17,014	32,149
Tax reclaim service fees	-	-	-
Shareholder reporting fees	7,839	7,959	9,341
Trustees' fees and expenses	11,881	12,132	11,717
Miscellaneous	6,419	5,330	5,002
Registration fees	36,231	41,017	37,200
Insurance fees	5,061	4,938	4,597
Legal fees	12,656	10,323	11,740
Auditing fees	20,500	20,500	19,920
Chief Compliance Officer fees	5,585	6,085	6,085
Interest Expense	742	35,594	3,127
Offering costs	-	-	-
Tax expense	-	-	105
Total expenses	753,094	1,091,299	326,687
Advisory fees (waived) recovered	(336,034)	(415,405)	(24,717)
Other expenses (absorbed)	-	-	(267,532)
Net expenses	417,060	675,894	34,438
Net investment income (loss)	(170,234)	(158,572)	27,808

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,454,622	21,321,713	(1,306,609)
Foreign currency transactions	-	-	(1,779)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	5,454,622	21,321,713	(1,308,388)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,585,744)	(14,338,688)	942,678
Foreign currency translations	-	-	(5,380)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	(3,585,744)	(14,338,688)	937,298
Net realized and unrealized gain (loss)	1,868,878	6,983,025	(371,090)

Net Increase (Decrease) in Net Assets from Operations	$1,698,644	$6,824,453	$(343,282)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2024

	WCM Focused International Equity Fund	WCM Focused International Opportunities Fund	WCM Mid Cap Quality Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $23,720, $49,638 and $0, respectively)	$183,538	$460,024	$6,833
Interest	6,963	55,414	2,790
Total investment income	190,501	515,438	9,623

Expenses:
Advisory fees	77,800	394,703	8,939
Shareholder servicing fees (Note 6)	7,420	35,343	973
Distribution fees (Note 7)	84	295	33
Fund administration fees	56,757	64,887	52,036
Fund accounting fees	59,879	70,245	51,525
Transfer agent fees and expenses	33,790	34,955	35,381
Custody fees	25,885	44,466	7,479
Tax reclaim service fees	-	-	-
Shareholder reporting fees	6,590	7,692	9,342
Trustees' fees and expenses	9,725	7,970	9,754
Miscellaneous	3,074	3,699	7,869
Registration fees	32,617	34,737	44,924
Insurance fees	4,685	4,750	4,660
Legal fees	9,388	9,651	13,713
Auditing fees	19,920	20,520	21,058
Chief Compliance Officer fees	4,630	4,182	6,093
Interest Expense	3,468	897	-
Offering costs	-	-	-
Tax expense	-	-	12
Total expenses	355,712	738,992	273,791
Advisory fees (waived) recovered	(77,800)	(244,422)	(8,939)
Other expenses (absorbed)	(179,067)	-	(254,294)
Net expenses	98,845	494,570	10,558
Net investment income (loss)	91,656	20,868	(935)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	996,654	3,206,738	75,718
Foreign currency transactions	(1,139)	(17,028)	-
Deferred non-U.S. taxes	-	12,136	-
Net realized gain (loss)	995,515	3,201,846	75,718
Net change in unrealized appreciation (depreciation) on:
Investments	(94,791)	(1,303,960)	(11,302)
Foreign currency translations	(2,078)	(2,313)	-
Deferred non-U.S. taxes	-	(27,240)	-
Net change in unrealized appreciation (depreciation)	(96,869)	(1,333,513)	(11,302)
Net realized and unrealized gain (loss)	898,646	1,868,333	64,416

Net Increase (Decrease) in Net Assets from Operations	$990,302	$1,889,201	$63,481

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Year Ended December 31, 2024

	WCM Focused Emerging Markets ex China Fund	WCM Quality Dividend Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $15,175 and $1,875, respectively)	$104,490	$230,172
Interest	19,849	28,687
Total investment income	124,339	258,859

Expenses:
Advisory fees	85,411	48,581
Shareholder servicing fees (Note 6)	10,016	5,675
Distribution fees (Note 7)	65	109
Fund administration fees	52,464	51,259
Fund accounting fees	55,771	48,850
Transfer agent fees and expenses	35,230	35,649
Custody fees	48,560	10,659
Tax reclaim service fees	-	-
Shareholder reporting fees	3,327	6,369
Trustees' fees and expenses	8,251	10,377
Miscellaneous	5,395	4,881
Registration fees	43,313	51,152
Insurance fees	4,674	4,563
Legal fees	8,871	14,200
Auditing fees	19,735	20,539
Chief Compliance Officer fees	6,060	5,669
Interest Expense	72	1
Offering costs	-	6,113
Tax expense	-	181
Total expenses	387,215	324,827
Advisory fees (waived) recovered	(85,411)	(48,581)
Other expenses (absorbed)	(194,907)	(201,962)
Net expenses	106,897	74,284
Net investment income (loss)	17,442	184,575

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	470,371	108,138
Foreign currency transactions	3,068	-
Deferred non-U.S. taxes	(23,968)	-
Net realized gain (loss)	449,471	108,138
Net change in unrealized appreciation (depreciation) on:
Investments	584,096	91,424
Foreign currency translations	(258)	-
Deferred non-U.S. taxes	(16,108)	-
Net change in unrealized appreciation (depreciation)	567,730	91,424
Net realized and unrealized gain (loss)	1,017,201	199,562

Net Increase (Decrease) in Net Assets from Operations	$1,034,643	$384,137

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$20,578,665	$2,893,024
Net realized gain (loss) on investments and foreign currency transactions	1,821,757,313	763,605,103
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(542,464,369)	1,807,805,436
Net increase (decrease) in net assets resulting from operations	1,299,871,609	2,574,303,563

Distributions to Shareholders:
Investor Class	(81,240,410)	(4,773,700)
Institutional Class	(1,956,911,959)	(109,632,069)
Total distributions to shareholders	(2,038,152,369)	(114,405,769)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	68,575,770	62,428,701
Institutional Class	2,314,654,038	2,042,924,436
Reinvestment of distributions:
Investor Class	80,852,585	4,757,567
Institutional Class	1,752,138,625	98,628,972
Cost of shares redeemed:
Investor Class	(153,068,209)	(143,595,486)
Institutional Class	(3,557,070,303)	(3,133,246,250)
Net increase (decrease) in net assets from capital transactions	506,082,506	(1,068,102,060)

Total increase (decrease) in net assets	(232,198,254)	1,391,795,734
Net Assets:
Beginning of period	17,477,680,846	16,085,885,112
End of period	$17,245,482,592	$17,477,680,846

Capital Share Transactions:
Shares sold:
Investor Class	2,807,267	2,936,995
Institutional Class	94,782,849	95,056,126
Shares reinvested:
Investor Class	3,501,628	222,733
Institutional Class	74,718,065	4,553,507
Shares redeemed:
Investor Class	(6,364,738)	(6,849,770)
Institutional Class	(144,988,661)	(146,101,259)
Total increase (decrease) in capital share transactions	24,456,410	(50,181,668)

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(530,834)	$6,421,065
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	(57,383,706)	(184,734,084)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	149,269,184	220,662,284
Net increase (decrease) in net assets resulting from operations	91,354,644	42,349,265

Distributions to Shareholders:
Investor Class	-	(145,271)
Institutional Class	-	(5,200,854)
Total distributions to shareholders	-	(5,346,125)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	27,462,209	47,653,924
Institutional Class	160,594,325	473,405,303
Reinvestment of distributions:
Investor Class	-	142,205
Institutional Class	-	4,078,836
Cost of shares redeemed:
Investor Class	(33,358,115)	(86,427,426)
Institutional Class	(526,406,586)	(719,949,030)
Net increase (decrease) in net assets from capital transactions	(371,708,167)	(281,096,188)

Total increase (decrease) in net assets	(280,353,523)	(244,093,048)

Net Assets:
Beginning of period	1,190,823,645	1,434,916,693
End of period	$910,470,122	$1,190,823,645
Capital Share Transactions:
Shares sold:
Investor Class	1,976,269	3,801,352
Institutional Class	11,698,708	35,950,382
Shares reinvested:
Investor Class	-	11,286
Institutional Class	-	320,160
Shares redeemed:
Investor Class	(2,464,210)	(6,936,959)
Institutional Class	(38,361,154)	(55,689,766)
Total increase (decrease) in capital share transactions	(27,150,387)	(22,543,545)

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$841,608	$794,778
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	14,405,638	(21,626,985)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	(2,549,081)	79,751,567
Net increase (decrease) in net assets resulting from operations	12,698,165	58,919,360

Distributions to Shareholders:
Institutional Class	(3,810,934)	-
Total distributions to shareholders	(3,810,934)	-

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	65,005,712	59,162,686
Reinvestment of distributions:
Institutional Class	3,806,503	-
Cost of shares redeemed:
Institutional Class	(97,626,915)	(99,859,894)
Net increase (decrease) in net assets from capital transactions	(28,814,700)	(40,697,208)

Total increase (decrease) in net assets	(19,927,469)	18,222,152

Net Assets:
Beginning of period	311,471,821	293,249,669
End of period	$291,544,352	$311,471,821
Capital Share Transactions:
Shares sold:
Institutional Class	3,129,446	3,271,893
Shares reinvested:
Institutional Class	175,658	-
Shares redeemed:
Institutional Class	(4,725,339)	(5,603,941)
Total increase (decrease) in capital share transactions	(1,420,235)	(2,332,048)

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(170,234)	$(141,125)
Net realized gain (loss) on investments	5,454,622	(1,606,715)
Net change in unrealized appreciation (depreciation) on investments	(3,585,744)	7,092,603
Net increase (decrease) in net assets resulting from operations	1,698,644	5,344,763

Capital Transactions:
Net proceeds from shares sold:
Investor Class	1,500	7,701
Institutional Class	9,301,319	11,287,486
Cost of shares redeemed:
Investor Class	(1,671)	(9,516)
Institutional Class	(11,402,880)	(9,113,726)
Net increase (decrease) in net assets from capital transactions	(2,101,732)	2,171,945

Total increase (decrease) in net assets	(403,088)	7,516,708

Net Assets:
Beginning of period	40,527,057	33,010,349
End of period	$40,123,969	$40,527,057
Capital Share Transactions:
Shares sold:
Investor Class	119	680
Institutional Class	729,499	969,780
Shares redeemed:
Investor Class	(132)	(859)
Institutional Class	(895,103)	(786,092)
Total increase (decrease) in capital share transactions	(165,617)	183,509

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(158,572)	$(166,751)
Net realized gain (loss) on investments	21,321,713	(1,745,981)
Net change in unrealized appreciation (depreciation) on investments	(14,338,688)	29,946,271
Net increase (decrease) in net assets resulting from operations	6,824,453	28,033,539

Distributions to Shareholders:
Investor Class	(31,568)	(1,936)
Institutional Class	(10,131,208)	(1,131,847)
Total distributions to shareholders	(10,162,776)	(1,133,783)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	89,941	31,988
Institutional Class	9,641,000	15,433,355
Reinvestment of distributions:
Investor Class	31,568	1,936
Institutional Class	3,295,005	795,866
Cost of shares redeemed:
Investor Class	(135,807)	(32,111)
Institutional Class	(86,317,938)	(18,217,619)
Net increase (decrease) in net assets from capital transactions	(73,396,231)	(1,986,585)

Total increase (decrease) in net assets	(76,734,554)	24,913,171

Net Assets:
Beginning of period	143,082,880	118,169,709
End of period	$66,348,326	$143,082,880
Capital Share Transactions:
Shares sold:
Investor Class	6,852	2,817
Institutional Class	733,177	1,395,640
Shares reinvested:
Investor Class	2,503	171
Institutional Class	257,021	69,630
Shares redeemed:
Investor Class	(10,607)	(2,924)
Institutional Class	(7,150,860)	(1,657,311)
Total increase (decrease) in capital share transactions	(6,161,914)	(191,977)

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$27,808	$46,135
Net realized gain (loss) on investments and foreign currency transactions	(1,308,388)	(1,109,057)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	937,298	(201,824)
Net increase (decrease) in net assets resulting from operations	(343,282)	(1,264,746)

Distributions to Shareholders:
Investor Class	(2,971)	(975)
Institutional Class	(36,943)	(48,015)
Total distributions to shareholders	(39,914)	(48,990)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	66,674	33,494
Institutional Class	169,443	943,910
Reinvestment of distributions:
Investor Class	2,971	975
Institutional Class	36,943	48,015
Cost of shares redeemed:
Investor Class	(45,556)	(38,532)
Institutional Class	(2,556,812)	(2,098,681)
Net increase (decrease) in net assets from capital transactions	(2,326,337)	(1,110,819)

Total increase (decrease) in net assets	(2,709,533)	(2,424,555)

Net Assets:
Beginning of period	4,581,706	7,006,261
End of period	$1,872,173	$4,581,706
Capital Share Transactions:
Shares sold:
Investor Class	7,964	3,398
Institutional Class	20,417	83,314
Shares reinvested:
Investor Class	343	109
Institutional Class	4,241	5,317
Shares redeemed:
Investor Class	(5,278)	(3,097)
Institutional Class	(314,446)	(207,646)
Total increase (decrease) in capital share transactions	(286,759)	(118,605)

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$91,656	$77,049
Net realized gain (loss) on investments and foreign currency transactions	995,515	(1,239,420)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(96,869)	3,215,551
Net increase (decrease) in net assets resulting from operations	990,302	2,053,180

Distributions to Shareholders:
Investor Class	(737)	(179)
Institutional Class	(136,037)	(104,387)
Total distributions to shareholders	(136,774)	(104,566)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	25,588	518
Institutional Class	1,398,315	3,090,831
Reinvestment of distributions:
Investor Class	683	155
Institutional Class	136,037	104,387
Cost of shares redeemed:
Investor Class	(30)	(25,321)
Institutional Class	(4,052,731)	(10,126,897)
Net increase (decrease) in net assets from capital transactions	(2,492,138)	(6,956,327)

Total increase (decrease) in net assets	(1,638,610)	(5,007,713)

Net Assets:
Beginning of period	11,069,915	16,077,628
End of period	$9,431,305	$11,069,915
Capital Share Transactions:
Shares sold:
Investor Class	1,722	45
Institutional Class	97,413	259,909
Shares reinvested:
Investor Class	44	12
Institutional Class	8,822	8,324
Shares redeemed:
Investor Class	(2)	(2,175)
Institutional Class	(300,141)	(848,929)
Total increase (decrease) in capital share transactions	(192,142)	(582,814)

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$20,868	$52,050
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	3,201,846	1,127,038
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	(1,333,513)	6,193,688
Net increase (decrease) in net assets resulting from operations	1,889,201	7,372,776

Distributions to Shareholders:
Investor Class	(2,577)	(358)
Institutional Class	(714,799)	(164,601)
Total distributions to shareholders	(717,376)	(164,959)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	85,911	136,590
Institutional Class	9,267,761	21,694,439
Reinvestment of distributions:
Investor Class	2,576	358
Institutional Class	713,349	164,602
Cost of shares redeemed:
Investor Class	(86,809)	(107,586)
Institutional Class	(13,622,102)	(16,487,523)
Net increase (decrease) in net assets from capital transactions	(3,639,314)	5,400,880

Total increase (decrease) in net assets	(2,467,489)	12,608,697

Net Assets:
Beginning of period	36,971,533	24,362,836
End of period	$34,504,044	$36,971,533
Capital Share Transactions:
Shares sold:
Investor Class	8,692	15,949
Institutional Class	944,341	2,541,225
Shares reinvested:
Investor Class	248	41
Institutional Class	68,328	18,578
Shares redeemed:
Investor Class	(8,902)	(12,501)
Institutional Class	(1,366,900)	(1,888,802)
Total increase (decrease) in capital share transactions	(354,193)	674,490

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(935)	$(455)
Net realized gain (loss) on investments	75,718	20,811
Net change in unrealized appreciation (depreciation) on investments	(11,302)	174,542
Net increase (decrease) in net assets resulting from operations	63,481	194,898

Distributions to Shareholders:
Investor Class	(763)	(194)
Institutional Class	(57,441)	(16,072)
Class Y*	(555)	-
Total distributions to shareholders	(58,759)	(16,266)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	-	263
Institutional Class	587,354	131,800
Class Y*	1,300,000	-
Reinvestment of distributions:
Investor Class	763	194
Institutional Class	57,441	16,072
Class Y*	554	-
Cost of shares redeemed:
Institutional Class	(204,007)	-
Net increase (decrease) in net assets from capital transactions	1,742,105	148,329

Total increase (decrease) in net assets	1,746,827	326,961

Net Assets:
Beginning of period	907,405	580,444
End of period	$2,654,232	$907,405
Capital Share Transactions:
Shares sold:
Investor Class	-	27
Institutional Class	47,926	13,213
Class Y*	104,660	-
Shares reinvested:
Investor Class	59	18
Institutional Class	4,436	1,468
Class Y*	43	-
Shares redeemed:
Institutional Class	(15,635)	-
Total increase (decrease) in capital share transactions	141,489	14,726

*	Class Y shares commenced operations on November 29, 2024.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$17,442	$9,735
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	449,471	3,026
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	567,730	743,695
Net increase (decrease) in net assets resulting from operations	1,034,643	756,456

Distributions to Shareholders:
Investor Class	(429)	(4)
Institutional Class	(390,937)	(15,866)
Total distributions to shareholders	(391,366)	(15,870)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	31,415	-
Institutional Class	7,760,085	5,435,920
Reinvestment of distributions:
Investor Class	429	4
Institutional Class	390,937	15,866
Cost of shares redeemed:
Investor Class	(34,295)	-
Institutional Class	(867,562)	(128,319)
Net increase (decrease) in net assets from capital transactions	7,281,009	5,323,471

Total increase (decrease) in net assets	7,924,286	6,064,057

Net Assets:
Beginning of period	6,559,438	495,381
End of period	$14,483,724	$6,559,438
Capital Share Transactions:
Shares sold:
Investor Class	2,268	-
Institutional Class	537,195	474,529
Shares reinvested:
Investor Class	29	-
Institutional Class	26,290	1,340
Shares redeemed:
Investor Class	(2,268)	-
Institutional Class	(61,658)	(11,290)
Total increase (decrease) in capital share transactions	501,856	464,579

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2024	For the Period July 28, 2023* through December 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$184,575	$7,496
Net realized gain (loss) on investments	108,138	(1,823)
Net change in unrealized appreciation (depreciation) on investments	91,424	112,448
Net increase (decrease) in net assets resulting from operations	384,137	118,121

Distributions to Shareholders:
Investor Class	(1,721)	(111)
Institutional Class	(284,814)	(3,921)
Total distributions to shareholders	(286,535)	(4,032)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	10,113	46,980
Institutional Class	1,759,156	6,237,399
Reinvestment of distributions:
Investor Class	1,721	111
Institutional Class	284,814	3,921
Cost of shares redeemed:
Investor Class	(10,050)	-
Institutional Class	(1,650,116)	(3,024)
Net increase (decrease) in net assets from capital transactions	395,638	6,285,387

Total increase (decrease) in net assets	493,240	6,399,476

Net Assets:
Beginning of period	6,399,476	-
End of period	$6,892,716	$6,399,476
Capital Share Transactions:
Shares sold:
Investor Class	974	4,805
Institutional Class	169,492	633,118
Shares reinvested:
Investor Class	164	12
Institutional Class	27,121	408
Shares redeemed:
Investor Class	(996)	-
Institutional Class	(154,645)	(301)
Total increase (decrease) in capital share transactions	42,110	638,042

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,		For the Year Ended April 30,
	2024	2023	2022^		2022	2021	2020
Net asset value, beginning of period	$22.44	$19.44	$20.43		$26.00	$17.10	$16.51
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.05)	(0.04)		(0.18)	(0.14)	-
Net realized and unrealized gain (loss)	1.73	3.20	(0.93)		(4.12)	9.39	0.60
Total from investment operations	1.70	3.15	(0.97)		(4.30)	9.25	0.60

Less Distributions:
From net investment income	-	-	-		-	(0.01)	(0.01)
From net realized gain	(2.72)	(0.15)	(0.02)		(1.27)	(0.34)	-
Total distributions	(2.72)	(0.15)	(0.02)		(1.27)	(0.35)	(0.01)
Net asset value, end of period	$21.42	$22.44	$19.44		$20.43	$26.00	$17.10

Total return[2]	6.71%	16.24%	(4.75)%[3]		(17.75)%	54.28%	3.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$685,789	$719,670	$695,036		$1,106,334	$1,537,934	$271,693

Ratio of expenses to average net assets:	1.29%[4]	1.29%[4]	1.29%[5]		1.31%	1.30%	1.26%
Ratio of net investment income (loss) to average net assets:	(0.13)%	(0.22)%	(0.34)%[5]		(0.68)%	(0.62)%	(0.01)%

Portfolio turnover rate	36%	33%	17	%3	23%	25%	20%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the year ended December 31, 2024 and for the year ended December 31, 2023, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,		For the Year Ended April 30,
	2024	2023	2022^		2022	2021	2020
Net asset value, beginning of period	$22.76	$19.66	$20.64		$26.18	$17.17	$16.58
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.01	(0.01)		(0.11)	(0.08)	0.04
Net realized and unrealized gain (loss)	1.75	3.24	(0.95)		(4.16)	9.44	0.59
Total from investment operations	1.78	3.25	(0.96)		(4.27)	9.36	0.63

Less Distributions:
From net investment income	(0.06)	-	-		-	(0.01)	(0.04)
From net realized gain	(2.72)	(0.15)	(0.02)		(1.27)	(0.34)	-
Total distributions	(2.78)	(0.15)	(0.02)		(1.27)	(0.35)	(0.04)
Net asset value, end of period	$21.76	$22.76	$19.66		$20.64	$26.18	$17.17

Total return[2]	6.95%	16.56%	(4.65)%[3]		(17.51)%	54.73%	3.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,559,694	$16,758,010	$15,390,849		$19,083,250	$22,891,438	$12,088,860

Ratio of expenses to average net assets:	1.04%[4]	1.04%[4]	1.04%[5]		1.06%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:	0.12%	0.03%	(0.09)%[5]		(0.43)%	(0.37)%	0.21%

Portfolio turnover rate	36%	33%	17	%3	23%	25%	20%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the year ended December 31, 2024 and for the year ended December 31, 2023, respectively.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,		For the Year Ended April 30,
	2024	2023	2022^		2022	2021	2020
Net asset value, beginning of period	$13.25	$12.73	$14.00		$19.89	$12.71	$12.91
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	0.03	0.01		(0.11)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	1.34	0.51	(1.24)		(4.96)	7.54	(0.10)
Total from investment operations	1.30	0.54	(1.23)		(5.07)	7.35	(0.15)

Less Distributions:
From net investment income	-	(0.02)	(0.04)		-	-	(0.03)
From net realized gain	-	-	-		(0.82)	(0.17)	(0.02)
Total distributions	-	(0.02)	(0.04)		(0.82)	(0.17)	(0.05)
Net asset value, end of period	$14.55	$13.25	$12.73		$14.00	$19.89	$12.71

Total return[2]	9.81%	4.25%	(8.78)%[3]		(26.54)%	57.93%	(1.17)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$91,033	$89,359	$125,641		$141,593	$55,369	$26,583

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.56%[4]	1.52%	1.62%[5]		1.59%	1.53%	1.69%
After fees waived and expenses absorbed	1.51%[4]	1.50%	1.50%[5]		1.50%	1.50%	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.33)%	0.21%	0.00	%5	(0.71)%	(1.07)%	(0.59)%
After fees waived and expenses absorbed	(0.28)%	0.23%	0.12	%5	(0.62)%	(1.04)%	(0.39)%

Portfolio turnover rate	67%	62%	18	%3	39%	35%	23%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.50%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.65%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,		For the Year Ended April 30,
	2024	2023	2022^		2022	2021	2020
Net asset value, beginning of period	$13.40	$12.88	$14.16		$20.06	$12.78	$12.96
Income from Investment Operations:
Net investment income (loss)[1]	-	0.06	0.03		(0.07)	(0.15)	(0.02)
Net realized and unrealized gain (loss)	1.35	0.52	(1.25)		(5.01)	7.60	(0.11)
Total from investment operations	1.35	0.58	(1.22)		(5.08)	7.45	(0.13)

Less Distributions:
From net investment income	-	(0.06)	(0.06)		-	-	(0.03)
From net realized gain	-	-	-		(0.82)	(0.17)	(0.02)
Total distributions	-	(0.06)	(0.06)		(0.82)	(0.17)	(0.05)
Net asset value, end of period	$14.75	$13.40	$12.88		$14.16	$20.06	$12.78

Total return[2]	10.07%	4.54%	(8.62)%[3]		(26.36)%	58.39%	(1.01)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$819,437	$1,101,465	$1,309,276		$1,717,091	$2,116,203	$315,868

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.31%[4]	1.27%	1.37%[5]		1.34%	1.28%	1.45%
After fees waived and expenses absorbed	1.26%[4]	1.25%	1.25%[5]		1.25%	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.08)%	0.46%	0.25	%5	(0.46)%	(0.82)%	(0.35)%
After fees waived and expenses absorbed	(0.03)%	0.48%	0.37	%5	(0.37)%	(0.79)%	(0.15)%

Portfolio turnover rate	67%	62%	18	%3	39%	35%	23%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%, but also voluntarily waived all of its fees, and payed all of the operating expenses.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$20.16	$16.49	$20.22	$28.63	$16.80	$15.57
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.05	(0.02)	(0.18)	(0.19)	(0.10)
Net realized and unrealized gain (loss)	0.82	3.62	(3.71)	(5.30)	12.76	1.33
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	0.88	3.67	(3.73)	(5.48)	12.57	1.23

Less Distributions:
From net investment income	(0.27)	-	-	-	-	-
From net realized gain	-	-	-	(2.93)	(0.74)	-
Total distributions	(0.27)	-	-	(2.93)	(0.74)	-
Net asset value, end of period	$20.77	$20.16	$16.49	$20.22	$28.63	$16.80

Total return[3]	4.32%	22.26%	(18.45)%[4]	(22.04)%	75.46%[5]	7.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$291,544	$311,472	$293,250	$533,268	$768,496	$86,504

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.32%[6]	1.33%	1.48%[7]	1.34%	1.34%	1.79%
After fees waived and expenses absorbed	1.26%[6]	1.25%	1.25%[7]	1.25%	1.25%	1.25%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.22%	0.18%	(0.44)%[7]	(0.73)%	(0.84)%	(1.17)%
After fees waived and expenses absorbed	0.28%	0.26%	(0.21)%[7]	(0.64)%	(0.75)%	(0.63)%

Portfolio turnover rate	107%	81%	56%[4]	87%	82%	67%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	If interest expense and tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the year ended December 31, 2024, and the year ended December 31, 2023, respectively.
[7]	Annualized.
[8]	Effective May 1, 2019, the Advisor has contractually agreed to limit the annual operating expenses to 1.25%. Prior to May 1, 2019, the Advisor had contractually agreed to limit the annual operating expenses to 1.40%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.20	$10.55	$11.00	$15.71	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.07)	(0.06)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss)	0.57	1.72	(0.37)	(3.28)	6.75	(0.68)
Total from investment operations	0.49	1.65	(0.43)	(3.44)	6.59	(0.73)

Less Distributions:
From net realized gain	-	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.69	$12.20	$10.55	$11.00	$15.71	$9.27

Total return[2]	4.02%	15.64%	(3.92)%[3]	(23.65)%	71.37%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$111	$107	$94	$79	$78	$31

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.04%[4]	2.11%	2.19%[5]	1.85%	2.33%	10.10%[5]
After fees waived and expenses absorbed	1.24%[4]	1.24%	1.30%[5,6]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.45)%	(1.52)%	(1.74)%[5]	(1.48)%	(2.08)%	(9.69)%[5]
After fees waived and expenses absorbed	(0.65)%	(0.65)%	(0.85)%[5]	(1.13)%	(1.25)%	(1.09)%[5]

Portfolio turnover rate	83%	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.33	$10.64	$11.07	$15.77	$9.28	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.05)	(0.04)	(0.12)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	0.58	1.74	(0.37)	(3.31)	6.78	(0.68)
Total from investment operations	0.53	1.69	(0.41)	(3.43)	6.64	(0.72)

Less Distributions:
From net realized gain	-	-	(0.02)	(1.27)	(0.15)	-
Total distributions	-	-	(0.02)	(1.27)	(0.15)	-
Net asset value, end of period	$12.86	$12.33	$10.64	$11.07	$15.77	$9.28

Total return[2]	4.30%	15.88%	(3.72)%[3]	(23.49)%	71.84%	(7.20)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,013	$40,420	$32,916	$40,438	$58,164	$4,993

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.79%[4]	1.86%	1.94%[5]	1.60%	2.08%	9.85%[5]
After fees waived and expenses absorbed	0.99%[4]	0.99%	1.05%[5,6]	1.25%	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.20)%	(1.27)%	(1.49)%[5]	(1.23)%	(1.83)%	(9.43)%[5]
After fees waived and expenses absorbed	(0.40)%	(0.40)%	(0.60)%[5]	(0.88)%	(1.00)%	(0.83)%[5]

Portfolio turnover rate	83%	48%	45%[3]	57%	51%	51%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.08	$9.84	$10.30	$12.11	$7.71	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.04)	(0.04)	(0.08)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.71	2.38	(0.24)	(0.97)	4.47	(2.27)
Total from investment operations	1.65	2.34	(0.28)	(1.05)	4.40	(2.29)

Less Distributions:
From net realized gain	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Total distributions	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$11.78	$12.08	$9.84	$10.30	$12.11	$7.71

Total return[2]	12.59%	23.83%	(2.71)%[3]	(9.29)%	57.07%	(22.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$220	$241	$196	$169	$161	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.70%[4]	1.52%	1.64%[5]	1.77%	1.97%	15.49%[5]
After fees waived and expenses absorbed	1.15%[4]	1.10%	1.23%[5,6]	1.25%	1.25%[7]	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.01)%	(0.79)%	(0.98)%[5]	(1.26)%	(1.43)%	(14.51)%[5]
After fees waived and expenses absorbed	(0.46)%	(0.37)%	(0.57)%[5]	(0.74)%	(0.71)%	(0.52)%[5]

Portfolio turnover rate	15%	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.05% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.10%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.25%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM SMID Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period October 30, 2019* through April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$12.23	$9.94	$10.38	$12.17	$7.73	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.01)	(0.02)	(0.06)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	1.73	2.40	(0.24)	(0.97)	4.49	(2.26)
Total from investment operations	1.70	2.39	(0.26)	(1.03)	4.44	(2.27)

Less Distributions:
From net realized gain	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Total distributions	(1.95)	(0.10)	(0.18)	(0.76)	-	-
Net asset value, end of period	$11.98	$12.23	$9.94	$10.38	$12.17	$7.73

Total return[2]	12.84%	24.09%	(2.50)%[3]	(9.08)%	57.44%	(22.70)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$66,128	$142,842	$117,974	$99,042	$99,267	$4,716

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.45%[4]	1.27%	1.39%[5]	1.52%	1.72%	15.24%[5]
After fees waived and expenses absorbed	0.90%[4]	0.85%	0.98%[5,6]	1.00%	1.00%[7]	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.76)%	(0.54)%	(0.73)%[5]	(1.01)%	(1.18)%	(14.26)%[5]
After fees waived and expenses absorbed	(0.21)%	(0.12)%	(0.32)%[5]	(0.49)%	(0.46)%	(0.27)%[5]

Portfolio turnover rate	15%	22%	53%[3]	32%	32%	5%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.05% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective November 30, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.85%. Prior to November 30, 2022, the annual fund operating expense limitation was 1.00%.
[7]	Effective July 1, 2020, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to July 1, 2020, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$9.07	$11.22	$11.19	$18.05	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.05	0.02	(0.11)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	(0.36)	(2.13)	0.03	(5.44)	7.95	0.66
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(0.28)	(2.08)	0.05	(5.55)	7.78	0.65

Less Distributions:
From net investment income	(0.17)	(0.07)	(0.02)	-	-	-
From net realized gain	-	-	-	(1.31)	(0.38)	-
Total distributions	(0.17)	(0.07)	(0.02)	(1.31)	(0.38)	-
Net asset value, end of period	$8.62	$9.07	$11.22	$11.19	$18.05	$10.65

Total return[3]	(3.05)%	(18.49)%	0.42%[4]	(32.83)%	73.73%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$150	$131	$157	$138	$177	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.45%[6,7]	5.46%[7]	4.52%[8]	3.92%	6.21%	18.03%[8]
After fees waived and expenses absorbed	1.63%[6,7]	1.50%[7]	1.50%[8]	1.50%	1.50%	1.50%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.94)%	(3.46)%	(2.70)%[8]	(3.09)%	(5.72)%	(17.69)%[8]
After fees waived and expenses absorbed	0.88%	0.50%	0.32%[8]	(0.67)%	(1.01)%	(1.16)%[8]

Portfolio turnover rate	74%	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.13% for the year ended December 31, 2024.
[7]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,		For the Period March 31, 2020* through April 30,
	2024	2023	2022^	2022	2021	2020
Net asset value, beginning of period	$9.12	$11.28	$11.25	$18.10	$10.65	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.10	0.08	0.04	(0.07)	(0.12)	(0.01)
Net realized and unrealized gain (loss)	(0.35)	(2.14)	0.02	(5.47)	7.95	0.66
Net increase from payments by affiliates	-	-	-	-	- [2]	-
Total from investment operations	(0.25)	(2.06)	0.06	(5.54)	7.83	0.65

Less Distributions:
From net investment income	(0.19)	(0.10)	(0.03)	-	-	-
From net realized gain	-	-	-	(1.31)	(0.38)	-
Total distributions	(0.19)	(0.10)	(0.03)	(1.31)	(0.38)	-
Net asset value, end of period	$8.68	$9.12	$11.28	$11.25	$18.10	$10.65

Total return[3]	(2.73)%	(18.26)%	0.57%[4]	(32.68)%	74.20%[5]	6.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,722	$4,451	$6,849	$10,629	$13,605	$2,391

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.20%[6,7]	5.21%[7]	4.27%[8]	3.67%	5.96%	17.78%[8]
After fees waived and expenses absorbed	1.38%[6,7]	1.25%[7]	1.25%[8]	1.25%	1.25%	1.25%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(10.69)%	(3.21)%	(2.45)%[8]	(2.84)%	(5.47)%	(17.42)%[8]
After fees waived and expenses absorbed	1.13%	0.75%	0.57%[8]	(0.42)%	(0.76)%	(0.89)%[8]

Portfolio turnover rate	74%	57%	26%[4]	56%	57%	-%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.13% for the year ended December 31, 2024.
[7]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.
[8]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$13.31	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.11	0.05	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	1.51	2.00	(0.70)	(2.18)	4.25
Total from investment operations	1.62	2.05	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	(0.19)	(0.09)	(0.04)	-	-
From net realized gain	-	-	-	- [2]	-
Total distributions	(0.19)	(0.09)	(0.04)	- [2]	-
Net asset value, end of period	$14.74	$13.31	$11.35	$12.04	$14.22

Total return[3]	12.14%	18.08%	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$57	$28	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.13%[5]	3.61%[5]	2.88%[6]	4.36%	18.35%[6]
After fees waived and expenses absorbed	1.33%[5,7]	1.51%[5]	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(2.05)%	(1.68)%	(0.76)%[6]	(2.86)%	(17.16)%[6]
After fees waived and expenses absorbed	0.75%	0.42%	0.62%[6]	0.00%	(0.31)%[6]

Portfolio turnover rate	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.04% and 0.01% for the years ended December 31, 2024 and 2023, respectively.
[6]	Annualized.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30,
	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$13.34	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.15	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	1.52	2.01	(0.71)	(2.19)	4.25
Total from investment operations	1.67	2.09	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	(0.22)	(0.13)	(0.07)	- [2]	-
From net realized gain	-	-	-	- [2]	-
Total distributions	(0.22)	(0.13)	(0.07)	- [2]	-
Net asset value, end of period	$14.79	$13.34	$11.38	$12.09	$14.24

Total return[3]	12.43%	18.43%	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,375	$11,042	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.88%[5]	3.36%[5]	2.63%[6]	4.11%	18.10%[6]
After fees waived and expenses absorbed	1.08%[5,7]	1.26%[5]	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.80)%	(1.43)%	(0.51)%[6]	(2.61)%	(16.91)%[6]
After fees waived and expenses absorbed	1.00%	0.67%	0.87%[6]	0.25%	(0.06)%[6]

Portfolio turnover rate	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.04% and 0.01% for the years ended December 31, 2024 and 2023, respectively.
[6]	Annualized.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 0.85%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.55	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.01)	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	0.44	1.96	(0.69)	(2.40)	0.85
Total from investment operations	0.42	1.95	(0.71)	(2.51)	0.85

Less Distributions:
From net investment income	(0.17)	(0.02)	-	-	-
From net realized gain	-	-	-	(0.01)	-
Total distributions	(0.17)	(0.02)	-	(0.01)	-
Net asset value, end of period	$9.80	$9.55	$7.62	$8.33	$10.85

Total return[3]	4.34%	25.65%	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$147	$142	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.12%[5]	2.30%	2.84%[6]	5.20%	60.78%[6]
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%[6]	1.50%	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.82)%	(0.89)%	(1.72)%[6]	(4.77)%	(59.25)%[6]
After fees waived and expenses absorbed	(0.20)%	(0.09)%	(0.38)%[6]	(1.07)%	0.03%[6]

Portfolio turnover rate	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30,
	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.59	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	0.01	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	0.46	1.96	(0.68)	(2.41)	0.86
Total from investment operations	0.47	1.97	(0.69)	(2.50)	0.86

Less Distributions:
From net investment income	(0.20)	(0.04)	-	-	-
From net realized gain	-	-	-	(0.01)	-
Total distributions	(0.20)	(0.04)	-	(0.01)	-
Net asset value, end of period	$9.86	$9.59	$7.66	$8.35	$10.86

Total return[3]	4.74%	25.80%	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,357	$36,829	$24,276	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.87%[5]	2.05%	2.59%[6]	4.95%	60.53%[6]
After fees waived and expenses absorbed	1.25%[5]	1.25%	1.25%[6]	1.25%	1.25%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.57)%	(0.64)%	(1.47)%[6]	(4.52)%	(59.00)%[6]
After fees waived and expenses absorbed	0.05%	0.16%	(0.13)%[6]	(0.82)%	0.28%[6]

Portfolio turnover rate	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period July 28, 2022* through December 31,
	2024	2023	2022^
Net asset value, beginning of period	$11.73	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.16	2.68	(0.72)
Total from investment operations	1.12	2.65	(0.73)

Less Distributions:
From net investment income	(0.01)	(0.01)	-
From net realized gain	(0.72)	(0.18)	-
Total distributions	(0.73)	(0.19)	-
Net asset value, end of period	$12.12	$11.73	$9.27

Total return[2]	9.16%	28.72%	(7.30)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13	$12	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	25.72%[4]	36.72%	56.33%[5]
After fees waived and expenses absorbed	1.23%[4,6]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(24.83)%	(35.78)%	(55.37)%[5]
After fees waived and expenses absorbed	(0.34)%	(0.31)%	(0.29)%[5]

Portfolio turnover rate	27%	15%	13%[3]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	Annualized.
[6]	Effective November 29, 2024, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.05%. Prior to November 29, 2024, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period July 28, 2022* through December 31,
	2024	2023	2022^
Net asset value, beginning of period	$11.74	$9.27	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	(0.01)	- [2]
Net realized and unrealized gain (loss)	1.16	2.70	(0.72)
Total from investment operations	1.15	2.69	(0.72)

Less Distributions:
From net investment income	(0.04)	(0.04)	(0.01)
From net realized gain	(0.72)	(0.18)	-
Total distributions	(0.76)	(0.22)	(0.01)
Net asset value, end of period	$12.13	$11.74	$9.27

Total return[3]	9.40%	29.13%	(7.22)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,371	$895	$571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	25.44%[5]	36.47%	56.08%[6]
After fees waived and expenses absorbed	0.98%[5,7]	1.00%	1.00%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(24.55)%	(35.53)%	(55.12)%[6]
After fees waived and expenses absorbed	(0.09)%	(0.06)%	(0.04)%[6]

Portfolio turnover rate	27%	15%	13%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.
[7]	Effective November 29, 2024, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.80%. Prior to November 29, 2024, the annual fund operating expense limitation was 1.00%.

See accompanying Notes to Financial Statements.

WCM Mid Cap Quality Value Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period November 29, 2024* through December 31,
2024
Net asset value, beginning of period	$13.74
Income from Investment Operations:
Net investment income (loss)[1]	- [2]
Net realized and unrealized gain (loss)	(0.85)
Total from investment operations	(0.85)

Less Distributions:
From net investment income	(0.04)
From net realized gain	(0.72)
Total distributions	(0.76)
Net asset value, end of period	$12.13

Total return[3]	(6.52)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,270

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	18.93%[5,6]
After fees waived and expenses absorbed	0.65%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(18.14)%[5]
After fees waived and expenses absorbed	0.14%[5]

Portfolio turnover rate	27%

*	Class Y commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period December 29, 2022* through December 31,
	2024	2023	2022
Net asset value, beginning of period	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.02	-
Net realized and unrealized gain (loss)	1.93	2.82	(0.09)
Total from investment operations	1.92	2.84	(0.09)

Less Distributions:
From net investment income	-	- [2]	-
From net realized gain	(0.43)	-	-
Total distributions	(0.43)	-	-
Net asset value, end of period	$14.24	$12.75	$9.91

Total return[3]	14.91%	28.70%	(0.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15	$13	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.78%	16.78%	416.99%[5]
After fees waived and expenses absorbed	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.33)%	(15.07)%	(416.99)%[5]
After fees waived and expenses absorbed	(0.05)%	0.21%	(1.50)%[5]

Portfolio turnover rate	65%	37%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,		For the Period December 29, 2022* through December 31,
	2024	2023	2022
Net asset value, beginning of period	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	0.05	-
Net realized and unrealized gain (loss)	1.93	2.82	(0.09)
Total from investment operations	1.96	2.87	(0.09)

Less Distributions:
From net investment income	(0.03)	(0.03)	-
From net realized gain	(0.43)	-	-
Total distributions	(0.46)	(0.03)	-
Net asset value, end of period	$14.25	$12.75	$9.91

Total return[2]	15.21%	29.00%	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,469	$6,547	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.53%	16.53%	416.74%[4]
After fees waived and expenses absorbed	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(3.08)%	(14.82)%	(416.74)%[4]
After fees waived and expenses absorbed	0.20%	0.46%	(1.25)%[4]

Portfolio turnover rate	65%	37%	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period July 28, 2023* through December 31,
	2024	2023
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.23	0.07
Net realized and unrealized gain (loss)	0.27	0.02
Total from investment operations	0.50	0.09

Less Distributions:
From net investment income	(0.25)	(0.06)
From net realized gain	(0.14)	-
Total distributions	(0.39)	(0.06)
Net asset value, end of period	$10.14	$10.03

Total return[2]	4.89%	0.95%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$50	$48

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.59%[4,5]	26.97%[6]
After fees waived and expenses absorbed	1.24%[4,5]	1.24%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.13)%	(24.05)%[6]
After fees waived and expenses absorbed	2.22%	1.68%[6]

Portfolio turnover rate	40%	1%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Quality Dividend Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,	For the Period July 28, 2023* through December 31,
	2024	2023
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.26	0.08
Net realized and unrealized gain (loss)	0.26	0.02
Total from investment operations	0.52	0.10

Less Distributions:
From net investment income	(0.28)	(0.07)
From net realized gain	(0.14)	-
Total distributions	(0.42)	(0.07)
Net asset value, end of period	$10.13	$10.03

Total return[2]	5.04%	1.02%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,842	$6,351

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.34%[4,5]	26.72%[6]
After fees waived and expenses absorbed	0.99%[4,5]	0.99%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.88)%	(23.80)%[6]
After fees waived and expenses absorbed	2.47%	1.93%[6]

Portfolio turnover rate	40%	1%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[5]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% for the year ended December 31, 2024.
[6]	Annualized.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM SMID Quality Value Fund (“SMID Quality Value” or “SMID Quality Value Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused International Equity Fund (“International Equity” or “International Equity Fund”) (formerly WCM Focused International Value Fund), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Mid Cap Quality Value Fund (“Mid Cap Quality Value” or “Mid Cap Quality Value Fund”), WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”), and WCM Quality Dividend Growth Fund (“Quality Dividend Growth” or “Quality Dividend Growth Fund”), (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, International Small Cap Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund, and Quality Dividend Growth Fund are diversified Funds. The China Quality Growth Fund is a non-diversified Fund.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class	Class Y
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011	-
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013	-
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019	-
SMID Quality Value Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019	-
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020	-
International Equity Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020	-
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021	-
Mid Cap Quality Value Fund	Provide long-term capital appreciation	7/28/2022	7/28/2022	11/29/2024
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022	-
Quality Dividend Growth Fund	Current and growing dividend income and long-term capital appreciation	7/28/2023	7/28/2023	-

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which each Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The Quality Dividend Growth Fund incurred offering costs of approximately $11,302 which were amortized over a one-year period from July 28, 2023 (commencement of operations).

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, except for the Quality Dividend Growth Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2025 for the International Growth Fund, Emerging Markets Fund, and International Small Cap Growth Fund, and April 30, 2034, with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Emerging Markets ex China Fund, and Quality Dividend Growth Fund, and April 30, 2035 with respect to the Mid Cap Quality Value Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual Operating Expenses
	Advisory	Investor	Institutional
	Fees	Class*	Class*	Class Y*
International Growth Fund	0.85%	1.50%	1.25%	-
Emerging Markets Fund	1.00%	1.50%	1.25%	-
International Small Cap Growth Fund	1.00%	-	1.25%	-
Small Cap Growth Fund	0.99%	1.24%	0.99%	-
SMID Quality Value Fund	0.85%	1.10%	0.85%	-
China Quality Growth Fund	1.00%	1.50%	1.25%	-
International Equity Fund**	0.85%	1.10%	0.85%	-
International Opportunities Fund	1.00%	1.50%	1.25%	-
Mid Cap Quality Value Fund***	0.65%	1.05%	0.80%	0.65%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%	-
Quality Dividend Growth Fund	0.65%	1.24%	0.99%	-

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.
**	Effective July 1, 2024, the Advisor agreed to reduce the annual operating expenses of the Fund from 1.50% to 1.10% and 1.25% to 0.85% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.
***	Effective November 29, 2024, the Advisor agreed to lower its investment advisory fee from 0.85% to 0.65% of the Fund’s average daily net assets as well as reduce the annual operating expenses from 1.25% to 1.05% and 1.00% to 0.80% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The table below contains the advisory fees waived and absorbed other expenses for the year ended December 31, 2024:

Emerging Markets Fund	$522,258
International Small Cap Growth Fund	178,706
Small Cap Growth Fund	336,034
SMID Quality Value Fund	415,405
China Quality Growth Fund	292,249
International Equity Fund	256,867
International Opportunities Fund	244,422
Mid Cap Quality Value Fund	263,233
Emerging Markets ex China Fund	280,318
Quality Dividend Growth Fund	250,543

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets Fund and International Small Cap Growth Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment with respect to the Small Cap Growth Fund, SMID Quality Value Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund, and Quality Dividend Growth Fund. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of these amounts no later than the dates stated below. The total is the amount of these potentially recoverable expenses as of December 31, 2024.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

	Emerging Markets Fund	International Small Cap Growth Fund	Small Cap Growth Fund
4/30/2025	$2,194,968	$753,667	$188,353
12/31/2025	1,199,965	579,715	210,046
12/31/2026	256,439	238,836	306,101
12/31/2027	522,258	178,706	336,034
Total	$4,173,630	$1,750,924	$1,040,534

	SMID Quality Value Fund	China Quality Growth Fund	International Equity Fund
4/30/2025	$533,195	$349,581	$261,051
12/31/2025	276,881	193,141	162,492
12/31/2026	546,548	246,959	240,691
12/31/2027	415,405	292,249	256,867
Total	$1,772,029	$1,081,930	$921,101

	International Opportunities Fund	Mid Cap Quality Value Fund	Emerging Markets ex China Fund
4/30/2025	$374,446	$-	$-
12/31/2025	234,885	111,044	16,970
12/31/2026	256,598	276,176	322,072
12/31/2027	244,422	263,233	280,318
Total	$1,110,351	$650,453	$619,360

Quality Dividend Growth Fund
12/31/2026	$100,145
12/31/2027	250,543
Total	$350,688

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2024, are reported on the Statements of Operations.

Effective September 3, 2024, First Trust Portfolios L.P. serves as the Funds' distributor (the “Distributor”). The distributor is under no duty to verify any valuations of the Funds’ investments. Prior to September 3, 2024, Natixis Distribution, LLC, an affiliate of the Advisor, served as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2024, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At December 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Cost of investments	$13,483,300,161	$790,050,358	$270,838,675

Gross unrealized appreciation	$4,033,546,377	$194,984,399	$38,494,464
Gross unrealized depreciation	(278,752,746)	(69,651,915)	(20,340,749)
Net unrealized appreciation (depreciation) on investments	$3,754,793,631	$125,332,484	$18,153,715

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
Cost of investments	$38,379,808	$47,601,340	$1,857,293

Gross unrealized appreciation	$5,308,203	$21,261,897	$190,623
Gross unrealized depreciation	(3,502,674)	(2,475,008)	(93,625)
Net unrealized appreciation (depreciation) on investments	$1,805,529	$18,786,889	$96,998

	International Equity Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Cost of investments	$8,718,641	$30,989,838	$2,578,959

Gross unrealized appreciation	$1,891,678	$4,453,967	$194,803
Gross unrealized depreciation	(1,166,606)	(1,118,864)	(49,230)
Net unrealized appreciation (depreciation) on investments	$725,072	$3,335,103	$145,573

	Emerging Markets ex China Fund	Quality Dividend Growth Fund
Cost of investments	$11,430,623	$6,722,041

Gross unrealized appreciation	$1,959,800	$485,580
Gross unrealized depreciation	(658,199)	(300,450)
Net unrealized appreciation (depreciation) on investments	$1,301,601	$185,130

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sales and PFIC’s.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net asset value per share. For the year ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in-capital and distributable earnings/(accumulated deficit) as follows:

	Paid in Capital	Total Distributable Earnings/(Accumulated Deficit)
International Growth Fund	$1,819	$(1,819)
Emerging Markets Fund	(974,433)	974,433
International Small Cap Growth Fund	929	(929)
Small Cap Growth Fund	(166,308)	166,308
SMID Quality Value Fund	3,949,024	(3,949,024)
China Quality Growth Fund	(105)	105
International Equity Fund	-	-
International Opportunities Fund	-	-
Mid Cap Quality Value Fund	167	(167)
Emerging Markets ex China Fund	-	-
Quality Dividend Growth Fund	(181)	181

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Undistributed ordinary income	$129,952,376	$-	$2,053,287
Undistributed long-term capital gains	156,669,814	-	-
Tax accumulated earnings	286,622,190	-	2,053,287
Accumulated capital and other losses	-	(611,105,170)	(135,763,385)
Unrealized appreciation (depreciation) on foreign currency	(625,309)	(2,362,451)	(20,329)
Unrealized appreciation (depreciation) on investments	3,754,793,631	125,332,484	18,153,715
Deferred compensation	(343,637)	(39,123)	(21,533)
Unrealized Non-U.S. Taxes	-	-	(410,319)
Total accumulated earnings/(deficit)	$4,040,446,875	$(488,174,260)	$(116,008,564)

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

	Small Cap Growth Fund	SMID Quality Value Fund	China Quality Growth Fund
Undistributed ordinary income	$-	$-	$10,454
Undistributed long-term capital gains	78,497	4,940,220	-
Tax accumulated earnings	78,497	4,940,220	10,454
Accumulated capital and other losses	-	-	(6,009,553)
Unrealized appreciation (depreciation) on foreign currency	-	-	-
Unrealized appreciation (depreciation) on investments	1,805,529	18,786,889	96,998
Deferred compensation	(11,578)	(12,817)	(10,084)
Total accumulated earnings/(deficit)	$1,872,448	$23,714,292	$(5,912,185)

	International Equity Fund	International Opportunities Fund	Mid Cap Quality Value Fund
Undistributed ordinary income	$58,890	$98,071	$163
Undistributed long-term capital gains	-	-	25,785
Tax accumulated earnings	58,890	98,071	25,948
Accumulated capital and other losses	(2,251,784)	(4,551,472)	-
Unrealized appreciation (depreciation) on foreign currency	(1,505)	(28,483)	-
Unrealized appreciation (depreciation) on investments	725,072	3,335,103	145,573
Deferred compensation	(9,885)	(9,684)	(7,461)
Total accumulated earnings/(deficit)	$(1,479,212)	$(1,156,465)	$164,060

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

	Emerging Markets ex China Fund	Quality Dividend Growth Fund
Undistributed ordinary income	$67,374	$8,460
Undistributed long-term capital gains	41,580	22,493
Tax accumulated earnings	108,954	30,953
Accumulated capital and other losses	-	-
Unrealized appreciation (depreciation) on foreign currency	(190)	-
Unrealized appreciation (depreciation) on investments	1,301,601	185,130
Deferred compensation	(6,756)	(3,989)
Unrealized Non-U.S. Taxes	(24,313)	-
Total accumulated earnings	$1,379,296	$212,094

The tax character of the distributions paid during the periods ended December 31, 2024 and December 31, 2023 for the Funds were as follows:

	International Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$142,462,572	$-
Net long-term capital gains	1,895,689,797	114,405,769
Total distributions paid	$2,038,152,369	$114,405,769

	Emerging Markets Fund
Distributions paid from:	2024	2023
Ordinary Income	$-	$5,346,125
Net long-term capital gains	-	-
Total distributions paid	$-	$5,346,125

	International Small Cap Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$3,810,934	$-
Net long-term capital gains	-	-
Total distributions paid	$3,810,934	$-

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Small Cap Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$-	$-
Net long-term capital gains	-	-
Total distributions paid	$-	$-

	SMID Quality Value Fund
Distributions paid from:	2024	2023
Ordinary Income	$-	$-
Net long-term capital gains	10,162,776	1,133,783
Total distributions paid	$10,162,776	$1,133,783

	China Quality Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$39,914	$48,990
Net long-term capital gains	-	-
Total distributions paid	$39,914	$48,990

	International Equity Fund
Distributions paid from:	2024	2023
Ordinary Income	$136,774	$104,566
Net long-term capital gains	-	-
Total distributions paid	$136,774	$104,566

	International Opportunities Fund
Distributions paid from:	2024	2023
Ordinary Income	$717,376	$164,959
Net long-term capital gains	-	-
Total distributions paid	$717,376	$164,959

	Mid Cap Quality Value Fund
Distributions paid from:	2024	2023
Ordinary Income	$6,408	$14,977
Net long-term capital gains	52,351	1,289
Total distributions paid	$58,759	$16,266

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

	Emerging Markets Ex China Fund
Distributions paid from:	2024	2023
Ordinary Income	$318,515	$15,870
Net long-term capital gains	72,851	-
Total distributions paid	$391,366	$15,870

	Quality Dividend Growth Fund
Distributions paid from:	2024	2023
Ordinary Income	$278,839	$4,032
Net long-term capital gains	7,696	-
Total distributions paid	$286,535	$4,032

At December 31, 2024, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss	Long-term Capital Loss
	Carryforward	Carryforward
Emerging Markets Fund	$94,969,324	$516,135,846
International Small Cap Growth Fund	63,965,626	71,797,759
China Quality Growth Fund	1,674,679	4,334,874
International Equity Fund	836,920	1,414,864
International Opportunities Fund	4,551,472	-

The International Growth Fund, Small Cap Growth Fund, SMID Quality Value Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund, and Quality Dividend Growth Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The International Small Cap Growth Fund utilized $5,223,212 of short-term capital loss carryforward for the tax year ended December 31, 2024.

The Small Cap Growth Fund utilized $4,729,310 of capital loss carryforward for the tax year ended December 31, 2024.

The SMID Quality Value Fund utilized $2,071,200 of capital loss carryforward for the tax year ended December 31, 2024.

The International Equity Fund utilized $832,248 of capital loss carryforward for the tax year ended December 31, 2024.

The International Opportunities Fund utilized $2,031,435 of capital loss carryforward for the tax year ended December 31, 2024.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The Quality Dividend Growth Fund utilized $1,823 of capital loss carryforward for the tax year ended December 31, 2024.

As of December 31, 2024, the Funds did not have qualified Late-Year Losses, or Post October losses.

Note 5 – Investment Transactions

For the year ended December 31, 2024, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$6,632,634,627	$8,717,959,510
Emerging Markets Fund	659,649,654	1,044,662,561
International Small Cap Growth Fund	309,843,705	343,444,222
Small Cap Growth Fund	33,819,753	36,247,995
SMID Quality Value Fund	11,153,017	90,648,655
China Quality Growth Fund	1,788,118	3,881,623
International Equity Fund	4,250,850	6,609,204
International Opportunities Fund	43,692,575	47,289,503
Mid Cap Quality Value Fund	1,884,137	302,944
Emerging Markets ex China Fund	9,446,220	5,285,024
Quality Dividend Growth Fund	3,141,142	2,759,234

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Investor and Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class Y Shares do not pay any shareholding servings fees.

For the year ended December 31, 2024, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class and Class Y shares do not pay any distribution fees.

For the year ended December 31, 2024, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Funds’ assets carried at fair value:

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

International Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$342,733,885	$-	$-	$342,733,885
Australia	414,226,676	-	-	414,226,676
Bermuda	480,097,913	-	-	480,097,913
Brazil	289,995,390	-	-	289,995,390
Canada	1,041,616,625	-	-	1,041,616,625
China	511,526,298	-	-	511,526,298
Denmark	-	734,807,152	-	734,807,152
France	1,059,289,297	-	-	1,059,289,297
Germany	-	1,139,580,887	-	1,139,580,887
India	404,114,938	-	-	404,114,938
Ireland	1,448,113,172	-	-	1,448,113,172
Israel	352,587,645	-	-	352,587,645
Italy	-	661,844,396	-	661,844,396
Japan	-	504,221,688	-	504,221,688
Netherlands	1,199,302,113	-	-	1,199,302,113
Singapore	682,952,225	-	-	682,952,225
South Korea	415,282,427	-	-	415,282,427
Sweden	645,733,081	-	-	645,733,081
Switzerland	-	344,626,857	-	344,626,857
Taiwan	905,230,368	-	-	905,230,368
United Kingdom	3,027,128,947	-	-	3,027,128,947
Bank Deposit Investments	633,081,812	-	-	633,081,812
Total Investments	$13,853,012,812	$3,385,080,980	$-	$17,238,093,792

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Emerging Markets Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Argentina	$15,401,789	$-	$-	$15,401,789
Brazil	78,761,543	-	-	78,761,543
Canada	41,168,477	-	-	41,168,477
China	193,849,339	-	-	193,849,339
Hong Kong	11,810,127	-	-	11,810,127
India	115,648,698	-	-	115,648,698
Indonesia	15,730,050	10,937,490	-	26,667,540
Kazakhstan	7,964,827	-	-	7,964,827
Mexico	35,487,378	-	-	35,487,378
Peru	21,536,617	-	-	21,536,617
Poland	13,271,858	-	-	13,271,858
Russia	-	-	0	0
Saudi Arabia	14,563,106	-	-	14,563,106
Singapore	65,403,079	-	-	65,403,079
South Africa	28,504,060	-	-	28,504,060
South Korea	16,024,519	44,977,009	-	61,001,528
Taiwan	158,097,083	-	-	158,097,083
Bank Deposit Investments	26,245,793	-	-	26,245,793
Total Investments	$859,468,343	$55,914,499	$0	$915,382,842

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

International Small Cap Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$6,801,103	$-	$-	$6,801,103
Bahamas	2,982,214	-	-	2,982,214
Belgium	3,597,148	-	-	3,597,148
Brazil	9,159,247	-	-	9,159,247
Canada	28,948,889	-	-	28,948,889
China	7,808,141	-	-	7,808,141
Denmark	-	3,114,374	-	3,114,374
Finland	4,563,575	-	-	4,563,575
France	14,724,081	-	-	14,724,081
Germany	2,063,693	9,525,484	-	11,589,177
India	12,980,570	-	-	12,980,570
Indonesia	-	3,141,533	-	3,141,533
Italy	-	8,250,065	-	8,250,065
Japan	-	45,955,305	-	45,955,305
Mexico	6,797,616	-	-	6,797,616
Netherlands	3,164,395	5,149,496	-	8,313,891
Norway	5,210,672	-	-	5,210,672
Poland	5,516,844	-	-	5,516,844
Saudi Arabia	2,849,355	-	-	2,849,355
South Africa	2,936,620	-	-	2,936,620
Sweden	10,617,181	12,621,849	-	23,239,030
Switzerland	2,957,876	-	-	2,957,876
Taiwan	4,884,168	-	-	4,884,168
United Kingdom	50,257,579	-	-	50,257,579
United States	4,552,575	-	-	4,552,575
Vietnam	5,046,658	-	-	5,046,658
Short-Term Investments	2,814,084	-	-	2,814,084
Total Investments	$201,234,284	$87,758,106	$-	$288,992,390

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$39,174,191	$-	$-	$39,174,191
Short-Term Investments	1,011,146	-	-	1,011,146
Total Investments	$40,185,337	$-	$-	$40,185,337

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

SMID Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$65,673,303	$-	$-	$65,673,303
Short-Term Investments	714,926	-	-	714,926
Total Investments	$66,388,229	$-	$-	$66,388,229

China Quality Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock	$1,863,100	$-	$-	$1,863,100
Bank Deposit Investments	91,191	-	-	91,191
Total Investments	$1,954,291	$-	$-	$1,954,291

International Equity Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Belgium	$241,604	$-	$-	$241,604
Brazil	323,817	-	-	323,817
Canada	1,168,360	-	-	1,168,360
China	724,192	-	-	724,192
Germany	191,732	845,461	-	1,037,193
India	142,283	-	-	142,283
Indonesia	-	125,313	-	125,313
Ireland	331,878	-	-	331,878
Israel	415,942	-	-	415,942
Italy	-	119,002	-	119,002
Japan	187,266	1,028,794	-	1,216,060
Kazakhstan	142,065	-	-	142,065
Mexico	127,167	-	-	127,167
Netherlands	214,512	-	-	214,512
Russia	-	-	0	0
Spain	119,159	-	-	119,159
Sweden	-	109,740	-	109,740
Switzerland	601,994	-	-	601,994
Taiwan	519,399	-	-	519,399
United Kingdom	1,488,911	-	-	1,488,911
United States	113,486	-	-	113,486
Short-Term Investments	161,636	-	-	161,636
Total Investments	$7,215,403	$2,228,310	$0	$9,443,713

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

International Opportunities Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Australia	$501,363	$-	$-	$501,363
Belgium	1,210,513	-	-	1,210,513
Bermuda	1,733,512	-	-	1,733,512
Brazil	485,159	-	-	485,159
Canada	3,498,521	-	-	3,498,521
China	2,001,890	-	-	2,001,890
Denmark	-	730,807	-	730,807
Finland	714,378	-	-	714,378
France	1,667,769	-	-	1,667,769
Germany	-	2,183,681	-	2,183,681
India	1,545,594	-	-	1,545,594
Ireland	614,752	-	-	614,752
Israel	1,957,378	-	-	1,957,378
Italy	-	378,743	-	378,743
Japan	-	3,075,626	-	3,075,626
Mexico	413,900	-	-	413,900
Netherlands	1,252,675	420,339	-	1,673,014
Peru	619,622	-	-	619,622
Poland	787,483	-	-	787,483
Singapore	943,229	-	-	943,229
South Korea	439,380	-	-	439,380
Sweden	800,810	296,644	-	1,097,454
Taiwan	1,588,403	-	-	1,588,403
United Kingdom	3,362,092	-	-	3,362,092
United States	645,076	-	-	645,076
Warrants
Canada	-	-	0	0
Short-Term Investments	455,602	-	-	455,602
Total Investments	$27,239,101	$7,085,840	$0	$34,324,941

Mid Cap Quality Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,545,838	$-	$-	$2,545,838
Bank Deposit Investments	178,694	-	-	178,694
Total Investments	$2,724,532	$-	$-	$2,724,532

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Focused Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Argentina	$241,866	$-	$-	$241,866
Brazil	1,216,346	-	-	1,216,346
Canada	750,399	-	-	750,399
India	2,053,298	-	-	2,053,298
Indonesia	213,938	211,167	-	425,105
Kazakhstan	112,421	-	-	112,421
Mexico	762,426	-	-	762,426
Peru	302,478	-	-	302,478
Poland	309,455	-	-	309,455
Saudi Arabia	403,676	-	-	403,676
Singapore	982,587	-	-	982,587
South Africa	479,632	-	-	479,632
South Korea	327,920	752,997	-	1,080,917
Taiwan	2,194,270	-	-	2,194,270
United Kingdom	318,912	-	-	318,912
Bank Deposit Investments	1,098,436	-	-	1,098,436
Total Investments	$11,768,060	$964,164	$-	$12,732,224

Quality Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$6,490,825	$-	$-	$6,490,825
Bank Deposit Investments	416,346	-	-	416,346
Total Investments	$6,907,171	$-	$-	$6,907,171

^	The Funds held a security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by country or sector, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Emerging Markets Fund	International Opportunities Fund
	Common Stocks	Common Stocks
Balance as of December 31, 2023	$0	$0
Transfers into Level 3(1)	-	-
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	(44,557,988)	(481,850)
Unrealized appreciation (depreciation) included in earnings
(or changes in net assets)	53,369,010	583,050
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	8,811,022	(101,200)
Balance as of December 31, 2024	$0	$0

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-	$-

The International Equity Fund held Common Stock, and the International Opportunities Fund held warrants, with $0 market value at the beginning and ending of period with no activity during the year.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2024:

Fund	Asset Class	Fair Value at December 31, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Equity Fund	Common Stocks	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease
International Opportunities Fund	Warrants	$-	Market Approach	Liquidity Discount	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2024

Note 10 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the Focused International Growth Fund, Focused Emerging Markets Fund and International Small Cap Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 - New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and each Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM International Small Cap Growth Fund, WCM Small Cap Growth Fund, WCM SMID Quality Value Fund, WCM China Quality Growth Fund, WCM International Equity Fund (formerly WCM Focused International Value Fund), WCM Focused International Opportunities Fund, WCM Mid Cap Quality Value Fund, WCM Focused Emerging Markets ex China Fund, and WCM Quality Dividend Growth Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting WCM Funds	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, and WCM International Small Cap Growth Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024, for the eight months period ended December 31, 2022 and for each of the three years in the period ended April 30, 2022
WCM Small Cap Growth Fund and WCM SMID Quality Value Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024, for the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022 and the period October 30, 2019 (commencement of operations) through April 30, 2020
WCM China Quality Growth Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024, for the eight months period ended December 31, 2022 and for each of the two years in the period ended April 30, 2022 and the period March 31, 2020 (commencement of operations) through April 30, 2020
WCM Focused International Equity Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024, for the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period June 29, 2020 (commencement of operations) through April 30, 2021
WCM Focused International Opportunities Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024, for the eight months period ended December 31, 2022, for the year ended April 30, 2022 and for the period March 30, 2021 (commencement of operations) through April 30, 2021
WCM Mid Cap Quality Value Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and for the period July 28, 2022 (commencement of operations) through December 31, 2022
WCM Focused Emerging Markets ex China Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and for the period December 29, 2022 (commencement of operations) through December 31, 2022
WCM Quality Dividend Growth Fund	For the year ended December 31, 2024	For the year ended December 31, 2024 and for the period July 28, 2023 (commencement of operations) through December 31, 2023	For the year ended December 31, 2024 and for the period July 28, 2023 (commencement of operations) through December 31, 2023

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of WCM Funds

Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 28, 2025

WCM Funds

SUPPLEMENTAL INFORMATION (Unaudited)

For Federal income tax purposes, the International Growth Fund, SMID Quality Value Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund and Quality Dividend Growth Fund, designates long-term capital gain dividends of $1,895,689,797, $10,162,776, $52,351, $72,851 and $7,696 respectively, or amounts determined to be necessary, for the year ended December 31, 2024.

For the year ended December 31, 2024, 66.15%, 27.48%, 60.41%, 100%, 78.57%, 79.45%, 25.45 and 82.29% of dividends paid from net investment income, including short-term capital gains from the International Growth Fund, International Small Cap Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund and Quality Dividend Growth Fund respectively, are designated as qualified dividend income.

For the year ended December 31, 2024, 1.21%, 79.45%, 0.02% and 68.21% of the dividends paid from net investment income, including short-term capital gains from the International Opportunities Fund, Mid Cap Quality Value Fund, Emerging Markets ex China Fund and Quality Dividend Growth Fund respectively, are designated as dividends received deduction available to corporate shareholders.

Of the ordinary income (including short-term capital gain) distributions made during the year ended December 31, 2024 the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock is:

Foreign Source Income	Foreign Source Income	Foreign Taxes Paid
International Growth Fund	$0.0211	$0.0174
International Small Cap Growth Fund	$0.2888	$0.0502

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on December 3–4, 2024, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	WCM China Quality Growth Fund (the “China Quality Growth Fund”),

●	WCM Focused Emerging Markets ex China Fund (the “Focused Emerging Markets ex China Fund”),

●	WCM Focused Emerging Markets Fund (the “Focused Emerging Markets Fund”),

●	WCM Focused International Equity Fund (the “Focused International Equity Fund”),

●	WCM Focused International Growth Fund (the “Focused International Growth Fund”),

●	WCM Focused International Opportunities Fund (the “Focused International Opportunities Fund”),

●	WCM International Small Cap Growth Fund (the “International Small Cap Growth Fund”),

●	WCM Mid Cap Quality Value Fund (the “Mid Cap Quality Value Fund”),

●	WCM Quality Dividend Growth Fund (the “Quality Dividend Growth Fund”),

●	WCM SMID Quality Value Fund (the “SMID Quality Value Fund”), and

●	WCM Small Cap Growth Fund (the “Small Cap Growth Fund”).

In approving the renewal of the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the December meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended September 30, 2024; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The China Quality Growth Fund’s annualized total return for the three-year period was below the China Region Fund Universe median return, the Peer Group median return, and the MSCI China All Shares Index return by 2.51%, 2.52%, and 8.79%, respectively. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the MSCI China All Shares Index return by 6.24%, 8.39%, and 19.43%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the second quartile of the funds (which is the second most favorable) in the Peer Group and Fund Universe for the three-year period. The Trustees also considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group over the one- and three-year periods was primarily due to the Fund’s stock selection, underweight position in the financials sector, and avoidance of the energy sector.

●	The Focused Emerging Markets ex China Fund’s total return for the one-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets ex China Index return.

●	The Focused Emerging Markets Fund’s annualized total return for the ten-year period was above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index return. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return and the MSCI Index return by 1.27% and 1.53%, respectively. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Fund Universe median return and the MSCI Index return by 2.10% and 4.69%, respectively. For the three-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns and the MSCI Index return by 3.10%, 7.08%, and 8.52%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the MSCI Index was mainly due to stock selection, including in the consumer discretionary, financials, technology, and communication services sectors, among others. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the ten-year period.

●	The Focused International Equity Fund’s total return for the one-year period was above the Peer Group and Foreign Large Blend Fund Universe median returns, and the MSCI All Country World Ex-USA Index return. For the three-year period, the Fund’s annualized total return was above the Peer Group median return, but below the MSCI Index return and the Fund Universe median return by 1.39% and 1.59%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the MSCI Index for the three-year period was mainly due to stock selection in the health care, consumer staples, financials, and materials sectors.

●	The Focused International Growth Fund’s annualized total returns for the one-, five-, and ten-year periods were above the Peer Group and Foreign Large Growth Fund Universe median returns and the MSCI All Country World Ex-USA Index returns. The Fund’s annualized total return for the three-year period was above the Fund Universe median return, but below the Peer Group median return and the MSCI Index return by 1.75% and 3.79%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group and the MSCI Index for the three-year period was mainly due to stock selection in the financials and information technology sectors, an overweight allocation to the financials sector, and an underweight allocation to the information technology sector. The Trustees observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the five- and ten-year periods, and, for the Fund Universe alone, for the one- and three-year periods.

●	The Focused International Opportunities Fund’s total return for the one-year period was below the Foreign Small/Mid Blend Fund Universe and Peer Group median returns and the MSCI All Country World Ex-USA Index return by 1.93%, 3.26%, and 3.39%, respectively. For the three-year period, the Fund’s annualized total return was below the Peer Group and Fund Universe median returns and the MSCI Index return by 3.80%, 6.37%, and 9.59%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and the MSCI Index was mainly due to stock selection, including in the industrials, health care, consumer discretionary, and consumer staples sectors, among others.

●	The International Small Cap Growth Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Small/Mid Growth Fund Universe median returns, the MSCI All Country World Ex-USA Index return, and the MSCI All Country World Ex-USA Small Cap Index return. For the one-year period, the Fund’s total return was above the Peer Group and Fund Universe median returns and the MSCI All Country World Ex-USA Small Cap Index return, but below the MSCI All Country World Ex-USA Index return by 1.03%. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns, the MSCI All Country World Ex-USA Small Cap Index return, and the MSCI All Country World Ex-USA Index return by 3.80%, 5.51%, 10.47%, and 13.22%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group and the MSCI All Country World Ex-USA Index for the three-year period was due primarily to stock selection in the industrials and information technology sectors, and secondarily to stock selection within the health care and financials sectors. The Trustees observed that the Fund’s risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and five-year periods, and the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, ranked it in the first quartile of the funds in the Peer Group and Fund Universe for the five-year period.

●	The Mid Cap Quality Value Fund’s total return for the one-year period was above the Peer Group median return, the same as the Mid-Cap Blend Fund Universe median return, but below the Russell Mid Cap Value Index return and the Russell 3000 Index return by 1.32% and 7.50%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Russell 3000 Index was primarily due to sector allocation, including the Fund’s underweight allocation to the financials sector, avoidance of the utilities sector, and overweight allocation to the health care and information technology sectors.

●	The Quality Dividend Growth Fund’s total return for the one-year period was below the Peer Group and Large Value Fund Universe median returns and the S&P 500 Index return by 8.17%, 9.22%, and 18.57%, respectively. The Trustees considered the Advisor’s belief that the Fund’s underperformance relative to the Peer Group and the S&P 500 Index was mainly due to stock selection in the energy and information technology sectors, and the Fund’s allocations to the industrials and health care sectors. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-year period.

●	The SMID Quality Value Fund’s annualized total return for the three-year period was above the Peer Group and Small Value Fund Universe median returns, the Russell 2500 Value Index return, and the Russell 3000 Index return. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns and the Russell 2500 Value Index return, but below the Russell 3000 Index return by 6.51%. The Trustees observed that the Fund’s risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three- year periods, and that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the one- and three-year periods.

●	The Small Cap Growth Fund’s annualized total return for the three-year period was above the Peer Group median return, but below the Small Growth Fund Universe median return, the Russell 2000 Growth Index return, and the Russell 3000 Index return by 0.42%, 0.97%, and 11.61%, respectively. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns, the Russell 2000 Growth Index return, and the Russell 3000 Index return by 3.78%, 5.75%, 8.65%, and 16.18%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group over the one-year period, and relative to the Russell 2000 Growth Index over the one- and three-year periods, was mainly due to stock selection in the information technology and health care sectors, and the Fund’s underweight allocations to those sectors. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, the commitment of the Advisor to the maintenance and growth of each Fund’s assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The China Quality Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the China Region Fund Universe and Peer Group medians by 0.10% and 0.125%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.14% and 0.20%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused Emerging Markets ex China Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Diversified Emerging Markets Fund Universe and Peer Group medians by 0.10% and 0.15%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.24% and 0.26%, respectively. The Trustees observed, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Diversified Emerging Markets Fund Universe medians by 0.0625% and 0.1237%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the advisory fees that the Advisor charges to manage private funds and to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.22% and 0.24%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Equity Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Foreign Large Blend Fund Universe medians by 0.10%. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.28% and 0.43%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Growth Fund Universe medians by 0.095% and 0.1549%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.07% and 0.19%, respectively. The Trustees noted the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The Focused International Opportunities Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Foreign Small/Mid Blend Fund Universe and Peer Group medians by 0.05% and 0.12%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.17% and 0.29%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses or support lower expense caps.

●	The International Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Foreign Small/Mid Growth Fund Universe and Peer Group medians by 0.05% and 0.055%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Advisor charges to manage private funds using the same strategy as the Fund, but higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the private funds that the Advisor manages, that the demands on the Advisor’s personnel and trading infrastructure are greater for the Fund as a result of the daily cash inflows and outflows, and that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.12% and 0.20%, respectively. The Trustees considered that the Fund’s total expenses were not in the highest quartile of those funds in the Peer Group.

●	The Mid Cap Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group and Mid-Cap Blend Fund Universe medians. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Quality Dividend Growth Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median and the same as the Large Value Fund Universe median. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.27%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were quite low and were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The SMID Quality Value Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.01%, and higher than the Small Value Fund Universe median by 0.05%. The Trustees noted that the Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s advisory fee with those of other similar client accounts of the Advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

●	The Small Cap Growth Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Growth Fund Universe medians by 0.14% and 0.15%, respectively. The Trustees considered the Advisor’s belief that the Fund’s advisory fee is reasonable given the active style of management and the limited capacity of the strategy, and that the Advisor invests in personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity and office expansions to ensure it is able to properly service the Fund and make investments. The Trustees noted that the Fund’s advisory fee was higher than the sub-advisory fees that the Advisor charges to sub-advise mutual funds using the same strategy as the Fund. The Trustees observed, however, that the Advisor provides more services to the Fund than it does to funds for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Fund Universe and Peer Group medians by 0.02% and 0.03%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended September 30, 2024, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the China Quality Growth Fund, Focused Emerging Markets ex China Fund, Focused International Equity Fund, Mid Cap Quality Value Fund, and Quality Dividend Growth Fund; had waived a majority of its advisory fee for the Focused International Opportunities Fund, SMID Quality Value Fund, and Small Cap Growth Fund; had waived a portion of its advisory fee for the Focused Emerging Markets Fund and International Small Cap Growth Fund; and had not realized a profit with respect to the China Quality Growth Fund, Focused Emerging Markets ex China Fund, Focused International Equity Fund, Focused International Opportunities Fund, Mid Cap Quality Value Fund, Quality Dividend Growth Fund, and Small Cap Growth Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationships with the Focused Emerging Markets Fund, Focused International Growth Fund, International Small Cap Growth Fund, and SMID Quality Value Fund were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds, other than the Focused International Growth Fund and Focused Emerging Markets Fund, were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow. With respect to the Focused International Growth Fund and Focused Emerging Markets Fund, the Board noted that the Advisor was sharing some benefits of economies of scale with the Funds’ shareholders by making additional investments with respect to personnel, compliance and regulatory monitoring and reporting, network infrastructure and cybersecurity, and updates to the office space to accommodate those investments, in order to ensure the level and quality of service to the Funds.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/10/2025